Shareholder Report	12 Months Ended	16 Months Ended	21 Months Ended	22 Months Ended	86 Months Ended	94 Months Ended	110 Months Ended	114 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Securities Fund
Entity Central Index Key	0000754510
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity® Small Cap Value Fund
Trading Symbol	FCPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Fund	$ 88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, both security selection and sector positioning detracted from the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by materials. Also hurting our result were stock picking and underweights in financials, primarily within the insurance industry, as well as energy.
•The biggest individual relative detractor was our non-benchmark stake in Parsons (-41%), which was among the fund's largest holdings this period. A non-benchmark stake in Baldwin Insurance returned approximately -24% and also hurt. Not owning TTM Technologies, a benchmark component that gained about 305%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily semiconductors & semiconductor equipment firms. Picks in health care, especially the health care equipment & services industry, also boosted relative performance, as did stock selection and an underweight in utilities.
•The top individual relative contributor was an overweight in MaxLinear (+409%), a stake we established this period. A non-benchmark position in BrightSpring Health Services (+189%), where we decreased our investment this period, helped as well. Another notable relative contributor was an overweight in Penguin Solutions (+133%). This period we decreased our investment in the stock.
•Notable changes in positioning include higher allocations to the materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Small Cap Value Fund $10,000 $11,499 $12,749 $12,165 $10,597 $18,189 $17,965 $19,302 $22,454 $21,923 $29,893 Russell 2000® Value Index $10,000 $11,921 $13,635 $12,583 $10,581 $17,321 $16,496 $17,146 $19,835 $18,989 $26,686 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Value Fund 36.35% 10.45% 11.57% Russell 2000® Value Index 40.53% 9.03% 10.31% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425
Holdings Count | shares	110	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 35,429,025
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,462,747,425
Number of Holdings	110
Total Advisory Fee	$35,429,025
Portfolio Turnover	134%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Industrials 15.9 Consumer Discretionary 12.5 Health Care 9.5 Real Estate 8.3 Energy 6.7 Information Technology 6.6 Materials 6.1 Utilities 3.8 Consumer Staples 2.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.6 Canada 3.8 Bermuda 2.8 Switzerland 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.8 Bermuda - 2.8 Switzerland - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UMB Financial Corp 2.6 Old National Bancorp/IN 2.3 Ryan Specialty Holdings Inc Class A 2.0 CareTrust REIT Inc 2.0 FNB Corp/PA 1.9 Compass Inc Class A 1.9 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Primerica Inc 1.8 Sunoco LP 1.8 Axis Capital Holdings Ltd 1.8 20.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class Z
Trading Symbol	FIKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 80	0.67%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, both security selection and sector positioning detracted from the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by materials. Also hurting our result were stock picking and underweights in financials, primarily within the insurance industry, as well as energy.
•The biggest individual relative detractor was our non-benchmark stake in Parsons (-41%), which was among the fund's largest holdings this period. A non-benchmark stake in Baldwin Insurance returned approximately -24% and also hurt. Not owning TTM Technologies, a benchmark component that gained about 305%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily semiconductors & semiconductor equipment firms. Picks in health care, especially the health care equipment & services industry, also boosted relative performance, as did stock selection and an underweight in utilities.
•The top individual relative contributor was an overweight in MaxLinear (+409%), a stake we established this period. A non-benchmark position in BrightSpring Health Services (+189%), where we decreased our investment this period, helped as well. Another notable relative contributor was an overweight in Penguin Solutions (+133%). This period we decreased our investment in the stock.
•Notable changes in positioning include higher allocations to the materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,625 $8,399 $14,426 $14,266 $15,351 $17,878 $17,475 $23,842 Russell 2000® Value Index $10,000 $9,404 $7,908 $12,946 $12,329 $12,815 $14,824 $14,192 $19,944 Russell 3000® Index $10,000 $10,325 $11,453 $15,888 $14,720 $16,582 $20,077 $23,226 $27,778 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 36.43% 10.57% 11.73% Russell 2000® Value Index 40.53% 9.03% 9.21% Russell 3000® Index 19.60% 11.82% 13.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425
Holdings Count | shares	110	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 35,429,025
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,462,747,425
Number of Holdings	110
Total Advisory Fee	$35,429,025
Portfolio Turnover	134%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Industrials 15.9 Consumer Discretionary 12.5 Health Care 9.5 Real Estate 8.3 Energy 6.7 Information Technology 6.6 Materials 6.1 Utilities 3.8 Consumer Staples 2.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.6 Canada 3.8 Bermuda 2.8 Switzerland 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.8 Bermuda - 2.8 Switzerland - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UMB Financial Corp 2.6 Old National Bancorp/IN 2.3 Ryan Specialty Holdings Inc Class A 2.0 CareTrust REIT Inc 2.0 FNB Corp/PA 1.9 Compass Inc Class A 1.9 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Primerica Inc 1.8 Sunoco LP 1.8 Axis Capital Holdings Ltd 1.8 20.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class M
Trading Symbol	FCVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 152	1.29%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, both security selection and sector positioning detracted from the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by materials. Also hurting our result were stock picking and underweights in financials, primarily within the insurance industry, as well as energy.
•The biggest individual relative detractor was our non-benchmark stake in Parsons (-41%), which was among the fund's largest holdings this period. A non-benchmark stake in Baldwin Insurance returned approximately -24% and also hurt. Not owning TTM Technologies, a benchmark component that gained about 305%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily semiconductors & semiconductor equipment firms. Picks in health care, especially the health care equipment & services industry, also boosted relative performance, as did stock selection and an underweight in utilities.
•The top individual relative contributor was an overweight in MaxLinear (+409%), a stake we established this period. A non-benchmark position in BrightSpring Health Services (+189%), where we decreased our investment this period, helped as well. Another notable relative contributor was an overweight in Penguin Solutions (+133%). This period we decreased our investment in the stock.
•Notable changes in positioning include higher allocations to the materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,035 $12,181 $11,562 $10,025 $17,105 $16,808 $17,976 $20,807 $20,200 $27,394 Russell 2000® Value Index $10,000 $11,921 $13,635 $12,583 $10,581 $17,321 $16,496 $17,146 $19,835 $18,989 $26,686 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 30.87% 9.10% 10.60% Class M (without 3.50% sales charge) 35.61% 9.88% 11.00% Russell 2000® Value Index 40.53% 9.03% 10.31% Russell 3000® Index 19.60% 11.82% 14.56% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425
Holdings Count | shares	110	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 35,429,025
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,462,747,425
Number of Holdings	110
Total Advisory Fee	$35,429,025
Portfolio Turnover	134%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Industrials 15.9 Consumer Discretionary 12.5 Health Care 9.5 Real Estate 8.3 Energy 6.7 Information Technology 6.6 Materials 6.1 Utilities 3.8 Consumer Staples 2.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.6 Canada 3.8 Bermuda 2.8 Switzerland 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.8 Bermuda - 2.8 Switzerland - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UMB Financial Corp 2.6 Old National Bancorp/IN 2.3 Ryan Specialty Holdings Inc Class A 2.0 CareTrust REIT Inc 2.0 FNB Corp/PA 1.9 Compass Inc Class A 1.9 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Primerica Inc 1.8 Sunoco LP 1.8 Axis Capital Holdings Ltd 1.8 20.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class I
Trading Symbol	FCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 94	0.79%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, both security selection and sector positioning detracted from the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by materials. Also hurting our result were stock picking and underweights in financials, primarily within the insurance industry, as well as energy.
•The biggest individual relative detractor was our non-benchmark stake in Parsons (-41%), which was among the fund's largest holdings this period. A non-benchmark stake in Baldwin Insurance returned approximately -24% and also hurt. Not owning TTM Technologies, a benchmark component that gained about 305%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily semiconductors & semiconductor equipment firms. Picks in health care, especially the health care equipment & services industry, also boosted relative performance, as did stock selection and an underweight in utilities.
•The top individual relative contributor was an overweight in MaxLinear (+409%), a stake we established this period. A non-benchmark position in BrightSpring Health Services (+189%), where we decreased our investment this period, helped as well. Another notable relative contributor was an overweight in Penguin Solutions (+133%). This period we decreased our investment in the stock.
•Notable changes in positioning include higher allocations to the materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $11,496 $12,752 $12,162 $10,603 $18,189 $17,967 $19,304 $22,455 $21,915 $29,866 Russell 2000® Value Index $10,000 $11,921 $13,635 $12,583 $10,581 $17,321 $16,496 $17,146 $19,835 $18,989 $26,686 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 36.28% 10.43% 11.56% Russell 2000® Value Index 40.53% 9.03% 10.31% Russell 3000® Index 19.60% 11.82% 14.56% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425
Holdings Count | shares	110	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 35,429,025
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,462,747,425
Number of Holdings	110
Total Advisory Fee	$35,429,025
Portfolio Turnover	134%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Industrials 15.9 Consumer Discretionary 12.5 Health Care 9.5 Real Estate 8.3 Energy 6.7 Information Technology 6.6 Materials 6.1 Utilities 3.8 Consumer Staples 2.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.6 Canada 3.8 Bermuda 2.8 Switzerland 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.8 Bermuda - 2.8 Switzerland - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UMB Financial Corp 2.6 Old National Bancorp/IN 2.3 Ryan Specialty Holdings Inc Class A 2.0 CareTrust REIT Inc 2.0 FNB Corp/PA 1.9 Compass Inc Class A 1.9 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Primerica Inc 1.8 Sunoco LP 1.8 Axis Capital Holdings Ltd 1.8 20.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class C
Trading Symbol	FCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 211	1.79%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, both security selection and sector positioning detracted from the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by materials. Also hurting our result were stock picking and underweights in financials, primarily within the insurance industry, as well as energy.
•The biggest individual relative detractor was our non-benchmark stake in Parsons (-41%), which was among the fund's largest holdings this period. A non-benchmark stake in Baldwin Insurance returned approximately -24% and also hurt. Not owning TTM Technologies, a benchmark component that gained about 305%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily semiconductors & semiconductor equipment firms. Picks in health care, especially the health care equipment & services industry, also boosted relative performance, as did stock selection and an underweight in utilities.
•The top individual relative contributor was an overweight in MaxLinear (+409%), a stake we established this period. A non-benchmark position in BrightSpring Health Services (+189%), where we decreased our investment this period, helped as well. Another notable relative contributor was an overweight in Penguin Solutions (+133%). This period we decreased our investment in the stock.
•Notable changes in positioning include higher allocations to the materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $11,379 $12,498 $11,794 $10,174 $17,279 $16,887 $17,964 $20,685 $20,142 $27,383 Russell 2000® Value Index $10,000 $11,921 $13,635 $12,583 $10,581 $17,321 $16,496 $17,146 $19,835 $18,989 $26,686 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 33.96% 9.31% 10.60% Class C 34.96% 9.31% 10.60% Russell 2000® Value Index 40.53% 9.03% 10.31% Russell 3000® Index 19.60% 11.82% 14.56% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425
Holdings Count | shares	110	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 35,429,025
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,462,747,425
Number of Holdings	110
Total Advisory Fee	$35,429,025
Portfolio Turnover	134%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Industrials 15.9 Consumer Discretionary 12.5 Health Care 9.5 Real Estate 8.3 Energy 6.7 Information Technology 6.6 Materials 6.1 Utilities 3.8 Consumer Staples 2.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.6 Canada 3.8 Bermuda 2.8 Switzerland 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.8 Bermuda - 2.8 Switzerland - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UMB Financial Corp 2.6 Old National Bancorp/IN 2.3 Ryan Specialty Holdings Inc Class A 2.0 CareTrust REIT Inc 2.0 FNB Corp/PA 1.9 Compass Inc Class A 1.9 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Primerica Inc 1.8 Sunoco LP 1.8 Axis Capital Holdings Ltd 1.8 20.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class A
Trading Symbol	FCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 123	1.04%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, both security selection and sector positioning detracted from the fund's performance versus the Russell 2000 Value Index for the fiscal year, led by materials. Also hurting our result were stock picking and underweights in financials, primarily within the insurance industry, as well as energy.
•The biggest individual relative detractor was our non-benchmark stake in Parsons (-41%), which was among the fund's largest holdings this period. A non-benchmark stake in Baldwin Insurance returned approximately -24% and also hurt. Not owning TTM Technologies, a benchmark component that gained about 305%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an overweight in information technology, primarily semiconductors & semiconductor equipment firms. Picks in health care, especially the health care equipment & services industry, also boosted relative performance, as did stock selection and an underweight in utilities.
•The top individual relative contributor was an overweight in MaxLinear (+409%), a stake we established this period. A non-benchmark position in BrightSpring Health Services (+189%), where we decreased our investment this period, helped as well. Another notable relative contributor was an overweight in Penguin Solutions (+133%). This period we decreased our investment in the stock.
•Notable changes in positioning include higher allocations to the materials and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,802 $11,952 $11,372 $9,884 $16,909 $16,655 $17,850 $20,711 $20,167 $27,417 Russell 2000® Value Index $10,000 $11,921 $13,635 $12,583 $10,581 $17,321 $16,496 $17,146 $19,835 $18,989 $26,686 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 28.13% 8.85% 10.61% Class A (without 5.75% sales charge) 35.95% 10.15% 11.27% Russell 2000® Value Index 40.53% 9.03% 10.31% Russell 3000® Index 19.60% 11.82% 14.56% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425	$ 5,462,747,425
Holdings Count | shares	110	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 35,429,025
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,462,747,425
Number of Holdings	110
Total Advisory Fee	$35,429,025
Portfolio Turnover	134%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Industrials 15.9 Consumer Discretionary 12.5 Health Care 9.5 Real Estate 8.3 Energy 6.7 Information Technology 6.6 Materials 6.1 Utilities 3.8 Consumer Staples 2.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.6 Canada 3.8 Bermuda 2.8 Switzerland 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.8 Bermuda - 2.8 Switzerland - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UMB Financial Corp 2.6 Old National Bancorp/IN 2.3 Ryan Specialty Holdings Inc Class A 2.0 CareTrust REIT Inc 2.0 FNB Corp/PA 1.9 Compass Inc Class A 1.9 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Primerica Inc 1.8 Sunoco LP 1.8 Axis Capital Holdings Ltd 1.8 20.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small Cap Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth K6 Fund
Class Name	Fidelity® Small Cap Growth K6 Fund
Trading Symbol	FOCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth K6 Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth K6 Fund	$ 70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Growth Index for the fiscal year, especially within information technology. Picks in industrials, primarily within the capital goods industry, also boosted relative performance. Also bolstering our relative result were stock selection and an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Xometry (+155%). The company was among the fund's largest holdings. A second notable relative contributor was an overweight in Aehr Test Systems (+352%). Another notable relative contributor was our underweight stake in Hims & Hers Health (-44%). This period we increased our position in Hims & Hers Health.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services. Stock selection in consumer discretionary also hampered the fund's result. Also hurting our result was an overweight in industrials.
•The biggest individual relative detractor was our stake in Gogo (-69%). The stock was not held at period end. A non-benchmark stake in Monday.com returned -30% and was a second notable relative detractor. The stock was not held at period end. Our stake in Fluor (-30%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2026. Initial investment of $10,000. Fidelity® Small Cap Growth K6 Fund $10,000 $10,420 $13,413 $14,237 $15,624 $22,617 $18,024 $19,887 $24,259 $25,045 Russell 2000® Growth Index $10,000 $10,355 $12,727 $12,572 $13,326 $18,790 $14,435 $16,106 $18,168 $18,740 Russell 3000® Index $10,000 $10,263 $11,945 $12,787 $14,185 $19,678 $18,231 $20,538 $24,866 $28,766 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Growth K6 Fund 33.33% 8.10% 14.02% Russell 2000® Growth Index 28.42% 5.07% 10.03% Russell 3000® Index 19.60% 11.82% 14.39% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,592,726,052	$ 4,592,726,052	$ 4,592,726,052	$ 4,592,726,052	$ 4,592,726,052	$ 4,592,726,052	$ 4,592,726,052	$ 4,592,726,052
Holdings Count | shares	355	355	355	355	355	355	355	355
Advisory Fees Paid, Amount	$ 24,229,816
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,592,726,052
Number of Holdings	355
Total Advisory Fee	$24,229,816
Portfolio Turnover	101%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 31.2 Industrials 19.2 Information Technology 18.5 Consumer Discretionary 10.0 Financials 9.2 Energy 2.5 Real Estate 2.2 Consumer Staples 1.8 Materials 1.3 Communication Services 1.0 Utilities 0.2 Common Stocks 96.2 Domestic Equity Funds 1.8 Preferred Stocks 0.9 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Domestic Equity Funds - 1.8 Preferred Stocks - 0.9 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 92.3 Canada 1.5 United Kingdom 1.5 Germany 0.6 Taiwan 0.5 Israel 0.5 Netherlands 0.5 Italy 0.4 Australia 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 Canada - 1.5 United Kingdom - 1.5 Germany - 0.6 Taiwan - 0.5 Israel - 0.5 Netherlands - 0.5 Italy - 0.4 Australia - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) iShares Russell 2000 Growth ETF 1.8 BrightSpring Health Services Inc 1.4 Enova International Inc 1.1 Cogent Biosciences Inc 1.1 InterDigital Inc 1.1 Intapp Inc 1.1 Rush Street Interactive Inc Class A 0.9 Oscar Health Inc Class A 0.9 Xometry Inc Class A 0.9 Spyre Therapeutics Inc 0.8 11.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity® Small Cap Growth Fund
Trading Symbol	FCPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Fund	$ 100	0.86%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the Russell 2000® Growth Index for the fiscal year, led by health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock selection and underweights in information technology and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in BrightSpring Health Services (+188%). The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Aehr Test Systems (+352%). We reduced the fund's stake in Aehr this period. A non-benchmark position in Lumentum Holdings gained 360% and notably helped. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in communication services also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Gogo (-69%). The stock was not held at period end. The second-largest relative detractor was our stake in Modine Manufacturing (+23%). The stock was not held at period end. Not owning Semtech, a benchmark component that gained 193%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Small Cap Growth Fund $10,000 $12,122 $15,615 $16,578 $18,024 $26,063 $20,742 $22,799 $27,640 $28,460 $37,905 Russell 2000® Growth Index $10,000 $11,776 $14,474 $14,298 $15,156 $21,370 $16,416 $18,318 $20,662 $21,313 $27,371 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Growth Fund 33.19% 7.78% 14.25% Russell 2000® Growth Index 28.42% 5.07% 10.59% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172
Holdings Count | shares	352	352	352	352	352	352	352	352
Advisory Fees Paid, Amount	$ 66,769,020
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$8,797,590,172
Number of Holdings	352
Total Advisory Fee	$66,769,020
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 32.0 Industrials 19.5 Information Technology 18.5 Consumer Discretionary 10.7 Financials 9.5 Energy 2.4 Real Estate 2.2 Consumer Staples 1.8 Materials 1.3 Communication Services 1.0 Utilities 0.3 Common Stocks 98.1 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.2 United Kingdom 1.6 Canada 1.4 Germany 0.6 Taiwan 0.5 Netherlands 0.5 Italy 0.5 Israel 0.5 Australia 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 1.6 Canada - 1.4 Germany - 0.6 Taiwan - 0.5 Netherlands - 0.5 Italy - 0.5 Israel - 0.5 Australia - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) BrightSpring Health Services Inc 1.5 Enova International Inc 1.2 Cogent Biosciences Inc 1.1 InterDigital Inc 1.0 Intapp Inc 1.0 Rush Street Interactive Inc Class A 1.0 Spyre Therapeutics Inc 0.9 Oscar Health Inc Class A 0.9 Xometry Inc Class A 0.9 Fanatics Inc Class A 0.9 10.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class Z
Trading Symbol	FIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the Russell 2000® Growth Index for the fiscal year, led by health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock selection and underweights in information technology and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in BrightSpring Health Services (+188%). The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Aehr Test Systems (+352%). We reduced the fund's stake in Aehr this period. A non-benchmark position in Lumentum Holdings gained 360% and notably helped. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in communication services also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Gogo (-69%). The stock was not held at period end. The second-largest relative detractor was our stake in Modine Manufacturing (+23%). The stock was not held at period end. Not owning Semtech, a benchmark component that gained 193%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,178 $14,422 $15,329 $16,688 $24,156 $19,246 $21,183 $25,711 $26,494 Russell 2000® Growth Index $10,000 $10,915 $13,415 $13,252 $14,047 $19,807 $15,216 $16,978 $19,150 $19,754 Russell 3000® Index $10,000 $10,891 $12,676 $13,570 $15,053 $20,883 $19,347 $21,795 $26,388 $30,526 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 33.26% 7.89% 14.20% Russell 2000® Growth Index 28.42% 5.07% 10.30% Russell 3000® Index 19.60% 11.82% 14.61% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172
Holdings Count | shares	352	352	352	352	352	352	352	352
Advisory Fees Paid, Amount	$ 66,769,020
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$8,797,590,172
Number of Holdings	352
Total Advisory Fee	$66,769,020
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 32.0 Industrials 19.5 Information Technology 18.5 Consumer Discretionary 10.7 Financials 9.5 Energy 2.4 Real Estate 2.2 Consumer Staples 1.8 Materials 1.3 Communication Services 1.0 Utilities 0.3 Common Stocks 98.1 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.2 United Kingdom 1.6 Canada 1.4 Germany 0.6 Taiwan 0.5 Netherlands 0.5 Italy 0.5 Israel 0.5 Australia 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 1.6 Canada - 1.4 Germany - 0.6 Taiwan - 0.5 Netherlands - 0.5 Italy - 0.5 Israel - 0.5 Australia - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) BrightSpring Health Services Inc 1.5 Enova International Inc 1.2 Cogent Biosciences Inc 1.1 InterDigital Inc 1.0 Intapp Inc 1.0 Rush Street Interactive Inc Class A 1.0 Spyre Therapeutics Inc 0.9 Oscar Health Inc Class A 0.9 Xometry Inc Class A 0.9 Fanatics Inc Class A 0.9 10.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class M
Trading Symbol	FCTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 163	1.40%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the Russell 2000® Growth Index for the fiscal year, led by health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock selection and underweights in information technology and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in BrightSpring Health Services (+188%). The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Aehr Test Systems (+352%). We reduced the fund's stake in Aehr this period. A non-benchmark position in Lumentum Holdings gained 360% and notably helped. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in communication services also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Gogo (-69%). The stock was not held at period end. The second-largest relative detractor was our stake in Modine Manufacturing (+23%). The stock was not held at period end. Not owning Semtech, a benchmark component that gained 193%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,635 $14,911 $15,746 $17,027 $24,489 $19,383 $21,195 $25,554 $26,177 $34,668 Russell 2000® Growth Index $10,000 $11,776 $14,474 $14,298 $15,156 $21,370 $16,416 $18,318 $20,662 $21,313 $27,371 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 27.80% 6.44% 13.24% Class M (without 3.50% sales charge) 32.44% 7.20% 13.64% Russell 2000® Growth Index 28.42% 5.07% 10.59% Russell 3000® Index 19.60% 11.82% 14.56% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172
Holdings Count | shares	352	352	352	352	352	352	352	352
Advisory Fees Paid, Amount	$ 66,769,020
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$8,797,590,172
Number of Holdings	352
Total Advisory Fee	$66,769,020
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 32.0 Industrials 19.5 Information Technology 18.5 Consumer Discretionary 10.7 Financials 9.5 Energy 2.4 Real Estate 2.2 Consumer Staples 1.8 Materials 1.3 Communication Services 1.0 Utilities 0.3 Common Stocks 98.1 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.2 United Kingdom 1.6 Canada 1.4 Germany 0.6 Taiwan 0.5 Netherlands 0.5 Italy 0.5 Israel 0.5 Australia 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 1.6 Canada - 1.4 Germany - 0.6 Taiwan - 0.5 Netherlands - 0.5 Italy - 0.5 Israel - 0.5 Australia - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) BrightSpring Health Services Inc 1.5 Enova International Inc 1.2 Cogent Biosciences Inc 1.1 InterDigital Inc 1.0 Intapp Inc 1.0 Rush Street Interactive Inc Class A 1.0 Spyre Therapeutics Inc 0.9 Oscar Health Inc Class A 0.9 Xometry Inc Class A 0.9 Fanatics Inc Class A 0.9 10.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class I
Trading Symbol	FCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 105	0.90%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the Russell 2000® Growth Index for the fiscal year, led by health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock selection and underweights in information technology and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in BrightSpring Health Services (+188%). The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Aehr Test Systems (+352%). We reduced the fund's stake in Aehr this period. A non-benchmark position in Lumentum Holdings gained 360% and notably helped. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in communication services also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Gogo (-69%). The stock was not held at period end. The second-largest relative detractor was our stake in Modine Manufacturing (+23%). The stock was not held at period end. Not owning Semtech, a benchmark component that gained 193%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $12,128 $15,618 $16,583 $18,025 $26,058 $20,737 $22,785 $27,616 $28,422 $37,837 Russell 2000® Growth Index $10,000 $11,776 $14,474 $14,298 $15,156 $21,370 $16,416 $18,318 $20,662 $21,313 $27,371 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 33.13% 7.74% 14.23% Russell 2000® Growth Index 28.42% 5.07% 10.59% Russell 3000® Index 19.60% 11.82% 14.56% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172
Holdings Count | shares	352	352	352	352	352	352	352	352
Advisory Fees Paid, Amount	$ 66,769,020
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$8,797,590,172
Number of Holdings	352
Total Advisory Fee	$66,769,020
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 32.0 Industrials 19.5 Information Technology 18.5 Consumer Discretionary 10.7 Financials 9.5 Energy 2.4 Real Estate 2.2 Consumer Staples 1.8 Materials 1.3 Communication Services 1.0 Utilities 0.3 Common Stocks 98.1 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.2 United Kingdom 1.6 Canada 1.4 Germany 0.6 Taiwan 0.5 Netherlands 0.5 Italy 0.5 Israel 0.5 Australia 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 1.6 Canada - 1.4 Germany - 0.6 Taiwan - 0.5 Netherlands - 0.5 Italy - 0.5 Israel - 0.5 Australia - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) BrightSpring Health Services Inc 1.5 Enova International Inc 1.2 Cogent Biosciences Inc 1.1 InterDigital Inc 1.0 Intapp Inc 1.0 Rush Street Interactive Inc Class A 1.0 Spyre Therapeutics Inc 0.9 Oscar Health Inc Class A 0.9 Xometry Inc Class A 0.9 Fanatics Inc Class A 0.9 10.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class C
Trading Symbol	FCCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 221	1.90%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the Russell 2000® Growth Index for the fiscal year, led by health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock selection and underweights in information technology and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in BrightSpring Health Services (+188%). The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Aehr Test Systems (+352%). We reduced the fund's stake in Aehr this period. A non-benchmark position in Lumentum Holdings gained 360% and notably helped. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in communication services also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Gogo (-69%). The stock was not held at period end. The second-largest relative detractor was our stake in Modine Manufacturing (+23%). The stock was not held at period end. Not owning Semtech, a benchmark component that gained 193%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $11,995 $15,294 $16,069 $17,294 $24,742 $19,487 $21,198 $25,436 $26,120 $34,681 Russell 2000® Growth Index $10,000 $11,776 $14,474 $14,298 $15,156 $21,370 $16,416 $18,318 $20,662 $21,313 $27,371 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 30.82% 6.67% 13.24% Class C 31.82% 6.67% 13.24% Russell 2000® Growth Index 28.42% 5.07% 10.59% Russell 3000® Index 19.60% 11.82% 14.56% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172
Holdings Count | shares	352	352	352	352	352	352	352	352
Advisory Fees Paid, Amount	$ 66,769,020
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$8,797,590,172
Number of Holdings	352
Total Advisory Fee	$66,769,020
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 32.0 Industrials 19.5 Information Technology 18.5 Consumer Discretionary 10.7 Financials 9.5 Energy 2.4 Real Estate 2.2 Consumer Staples 1.8 Materials 1.3 Communication Services 1.0 Utilities 0.3 Common Stocks 98.1 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.2 United Kingdom 1.6 Canada 1.4 Germany 0.6 Taiwan 0.5 Netherlands 0.5 Italy 0.5 Israel 0.5 Australia 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 1.6 Canada - 1.4 Germany - 0.6 Taiwan - 0.5 Netherlands - 0.5 Italy - 0.5 Israel - 0.5 Australia - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) BrightSpring Health Services Inc 1.5 Enova International Inc 1.2 Cogent Biosciences Inc 1.1 InterDigital Inc 1.0 Intapp Inc 1.0 Rush Street Interactive Inc Class A 1.0 Spyre Therapeutics Inc 0.9 Oscar Health Inc Class A 0.9 Xometry Inc Class A 0.9 Fanatics Inc Class A 0.9 10.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class A
Trading Symbol	FCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 135	1.16%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the Russell 2000® Growth Index for the fiscal year, led by health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Stock selection and underweights in information technology and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in BrightSpring Health Services (+188%). The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Aehr Test Systems (+352%). We reduced the fund's stake in Aehr this period. A non-benchmark position in Lumentum Holdings gained 360% and notably helped. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in communication services also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Gogo (-69%). The stock was not held at period end. The second-largest relative detractor was our stake in Modine Manufacturing (+23%). The stock was not held at period end. Not owning Semtech, a benchmark component that gained 193%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,394 $14,638 $15,499 $16,800 $24,227 $19,231 $21,078 $25,478 $26,163 $34,739 Russell 2000® Growth Index $10,000 $11,776 $14,474 $14,298 $15,156 $21,370 $16,416 $18,318 $20,662 $21,313 $27,371 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 25.14% 6.21% 13.26% Class A (without 5.75% sales charge) 32.78% 7.47% 13.93% Russell 2000® Growth Index 28.42% 5.07% 10.59% Russell 3000® Index 19.60% 11.82% 14.56% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172	$ 8,797,590,172
Holdings Count | shares	352	352	352	352	352	352	352	352
Advisory Fees Paid, Amount	$ 66,769,020
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$8,797,590,172
Number of Holdings	352
Total Advisory Fee	$66,769,020
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 32.0 Industrials 19.5 Information Technology 18.5 Consumer Discretionary 10.7 Financials 9.5 Energy 2.4 Real Estate 2.2 Consumer Staples 1.8 Materials 1.3 Communication Services 1.0 Utilities 0.3 Common Stocks 98.1 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.2 United Kingdom 1.6 Canada 1.4 Germany 0.6 Taiwan 0.5 Netherlands 0.5 Italy 0.5 Israel 0.5 Australia 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 1.6 Canada - 1.4 Germany - 0.6 Taiwan - 0.5 Netherlands - 0.5 Italy - 0.5 Israel - 0.5 Australia - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) BrightSpring Health Services Inc 1.5 Enova International Inc 1.2 Cogent Biosciences Inc 1.1 InterDigital Inc 1.0 Intapp Inc 1.0 Rush Street Interactive Inc Class A 1.0 Spyre Therapeutics Inc 0.9 Oscar Health Inc Class A 0.9 Xometry Inc Class A 0.9 Fanatics Inc Class A 0.9 10.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Opportunities Fund
Class Name	Fidelity® Series Small Cap Opportunities Fund
Trading Symbol	FSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Small Cap Opportunities Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Opportunities Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by health care, where our stock picks in pharmaceuticals, biotechnology & life sciences helped most. Stock picks in information technology, primarily within the technology hardware & equipment industry also boosted the fund's relative performance.
•The fund's non-benchmark stake in Ciena gained 390% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in IES Holdings (+116%). This period we decreased our investment in IES Holdings. The stock was the fund's biggest holding at period end. An overweight in Advanced Energy Industries (+108%) also contributed. This period we decreased our investment in Advanced Energy Industries. The stock was one of the fund's largest holdings this period.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in financials. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result. Also detracting from our result was stock selection in real estate, primarily within the real estate management & development industry. Lastly, the fund's position in cash detracted.
•Not owning Bloom Energy, a benchmark component that gained 574%, was the largest individual relative detractor. The second-largest relative detractor was our stake in Simply Good Foods (-60%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Colliers International Group (-35%).
•Notable changes in positioning include higher allocations to the energy and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Series Small Cap Opportunities Fund $10,000 $11,222 $13,448 $13,715 $13,242 $19,331 $17,857 $20,092 $24,481 $24,577 $33,841 Russell 2000® Index $10,000 $11,845 $14,064 $13,443 $12,826 $19,491 $16,705 $18,027 $20,596 $20,481 $27,483 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Small Cap Opportunities Fund 37.69% 11.85% 12.97% Russell 2000® Index 34.18% 7.11% 10.64% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,582,046,489	$ 4,582,046,489	$ 4,582,046,489	$ 4,582,046,489	$ 4,582,046,489	$ 4,582,046,489	$ 4,582,046,489	$ 4,582,046,489
Holdings Count | shares	234	234	234	234	234	234	234	234
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,582,046,489
Number of Holdings	234
Total Advisory Fee	$0
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 19.6 Financials 18.8 Industrials 17.7 Consumer Discretionary 11.5 Information Technology 11.3 Energy 6.5 Materials 4.8 Real Estate 4.7 Utilities 2.0 Consumer Staples 1.4 Communication Services 0.7 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.2 Canada 3.2 Puerto Rico 1.3 United Kingdom 0.9 Thailand 0.8 Switzerland 0.6 Netherlands 0.6 Taiwan 0.5 Chile 0.4 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Canada - 3.2 Puerto Rico - 1.3 United Kingdom - 0.9 Thailand - 0.8 Switzerland - 0.6 Netherlands - 0.6 Taiwan - 0.5 Chile - 0.4 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 1.8 Sanmina Corp 1.5 PBF Energy Inc Class A 1.3 First BanCorp/Puerto Rico 1.3 FirstCash Holdings Inc 1.3 Terex Corp 1.3 Primerica Inc 1.2 Laureate Education Inc 1.1 SOUTHSTATE BANK CORP 1.1 Herc Holdings Inc 1.0 12.9
Fidelity Series Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Real Estate Income Fund
Class Name	Fidelity® Series Real Estate Income Fund
Trading Symbol	FSREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Real Estate Income Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Real Estate Income Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2026. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Three fixed-income real estate segments - real estate bonds, commercial mortgage-backed securities and preferred stocks - each produced a low- to mid-single-digit gain.
•Against this backdrop, security selection contributed to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 60/25/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stocks, real estate bonds and CMBS all helped relative performance. An overweight in CMBS modestly helped.
•The largest individual relative contributor was a preferred stock position in Lexington Realty.
•In contrast, the fund's underweight in preferred stocks slightly detracted from the fund's relative performance for the fiscal year.
•The largest individual relative detractor was a preferred stock holding in DigitalBridge Group.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Series Real Estate Income Fund $10,000 $10,565 $10,947 $12,031 $11,348 $14,127 $13,593 $13,576 $14,818 $16,093 $16,942 Fidelity Series Real Estate Income Composite Index℠ $10,000 $10,250 $10,352 $11,353 $11,569 $13,002 $11,828 $11,375 $12,312 $13,049 $13,574 ICE® BofA® US High Yield Constrained Index $10,000 $11,124 $11,401 $12,192 $12,557 $13,907 $12,831 $13,365 $14,841 $16,110 $16,918 Bloomberg U.S. Universal Bond Index $10,000 $10,059 $10,002 $10,819 $11,842 $11,886 $10,749 $10,492 $11,091 $11,535 $11,884 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Real Estate Income Fund 5.27% 3.70% 5.41% Fidelity Series Real Estate Income Composite Index℠ 4.02% 0.86% 3.10% ICE® BofA® US High Yield Constrained Index 5.02% 4.00% 5.40% Bloomberg U.S. Universal Bond Index 3.02% 0.00% 1.74% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 294,787,735	$ 294,787,735	$ 294,787,735	$ 294,787,735	$ 294,787,735	$ 294,787,735	$ 294,787,735	$ 294,787,735
Holdings Count | shares	352	352	352	352	352	352	352	352
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$294,787,735
Number of Holdings	352
Total Advisory Fee	$0
Portfolio Turnover	12%

Holdings [Text Block]	AAA 0.6 AA 0.7 A 11.7 BBB 30.5 BB 11.5 B 5.2 CCC,CC,C 4.1 Not Rated 12.0 Equities 18.2 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.6 AA - 0.7 A - 11.7 BBB - 30.5 BB - 11.5 B - 5.2 CCC,CC,C - 4.1 Not Rated - 12.0 Equities - 18.2 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 52.9 CMOs and Other Mortgage Related Securities 20.2 Preferred Stocks 18.2 Asset-Backed Securities 1.9 Bank Loan Obligations 1.3 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 52.9 CMOs and Other Mortgage Related Securities - 20.2 Preferred Stocks - 18.2 Asset-Backed Securities - 1.9 Bank Loan Obligations - 1.3 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 4.0 Crown Castle Inc 3.1 Prologis LP 3.1 Simon Property Group LP 2.6 American Homes 4 Rent LP 2.4 Extra Space Storage LP 2.3 Realty Income Corp 1.9 GLP Capital LP / GLP Financing II Inc 1.8 BX 2019 Trust 1.8 Phillips Edison Grocery Center Operating Partnership I LP 1.7 24.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Blue Chip Growth Fund
Class Name	Fidelity® Series Blue Chip Growth Fund
Trading Symbol	FSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Blue Chip Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Blue Chip Growth Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, especially within information technology. Stock picking in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were stock picks and an overweight in communication services.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). The second-largest relative contributor was an overweight in Space Exploration Technologies (+157%). The stock was among our biggest holdings. Another notable relative contributor was our stake in Micron Technology (+628%). This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result were picks in financials.
•The largest individual relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our investment in Advanced Micro Devices. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our investment in Netflix. The company was one of our biggest holdings this period.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Series Blue Chip Growth Fund $10,000 $12,450 $15,754 $17,620 $24,493 $35,999 $27,895 $35,383 $46,368 $57,747 $71,181 Russell 1000® Growth Index $10,000 $11,805 $14,502 $16,071 $20,867 $28,520 $25,118 $29,466 $37,403 $46,285 $50,001 Russell 1000® Index $10,000 $11,595 $13,472 $14,550 $16,301 $22,490 $20,945 $23,657 $28,743 $33,497 $39,841 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Blue Chip Growth Fund 23.26% 14.61% 21.68% Russell 1000® Growth Index 8.03% 11.88% 17.46% Russell 1000® Index 18.94% 12.12% 14.82% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 16,893,732,493	$ 16,893,732,493	$ 16,893,732,493	$ 16,893,732,493	$ 16,893,732,493	$ 16,893,732,493	$ 16,893,732,493	$ 16,893,732,493
Holdings Count | shares	362	362	362	362	362	362	362	362
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$16,893,732,493
Number of Holdings	362
Total Advisory Fee	$0
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.6 Communication Services 16.0 Consumer Discretionary 13.1 Health Care 5.6 Industrials 5.5 Financials 2.3 Consumer Staples 1.0 Real Estate 0.6 Materials 0.2 Energy 0.2 Utilities 0.0 Common Stocks 97.3 Preferred Stocks 1.8 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 1.8 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 95.4 Canada 1.2 Taiwan 1.1 Korea (South) 0.4 Netherlands 0.4 India 0.3 Japan 0.2 Denmark 0.2 Finland 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.4 Canada - 1.2 Taiwan - 1.1 Korea (South) - 0.4 Netherlands - 0.4 India - 0.3 Japan - 0.2 Denmark - 0.2 Finland - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.7 Alphabet Inc Class A 9.6 Apple Inc 9.1 Amazon.com Inc 5.7 Microsoft Corp 5.6 Broadcom Inc 4.3 Space Exploration Technologies Corp 3.0 Eli Lilly & Co 2.8 Meta Platforms Inc Class A 2.2 Micron Technology Inc 1.9 58.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity® Real Estate Income Fund
Trading Symbol	FRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Income Fund	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2026. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Real estate investment trust common stocks fared best, nearly matching the broad equity market for the fiscal year. Real estate fixed-income categories produced a more-subdued gain.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stock, commercial mortgage-backed securities, bonds and common stock all helped relative performance. Asset allocation also contributed this period, especially an overweight in real estate common stocks and a large underweight in real estate preferred stocks.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Alexandria Real Estate Equity (-29%).
•In contrast, detractors included an overweight in CMBS, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an underweight in Welltower (+44%).
•Notable changes in positioning include increased exposure to investment-grade and high-yield real estate bonds, and reductions in real estate preferred stock, CMBS and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Real Estate Income Fund $10,000 $10,560 $10,813 $11,946 $11,159 $14,158 $13,513 $13,185 $14,477 $15,375 $16,556 Fidelity Real Estate Income Composite Index℠ $10,000 $10,223 $10,376 $11,413 $11,457 $13,215 $12,153 $11,579 $12,602 $13,218 $14,130 ICE® BofA® US High Yield Constrained Index $10,000 $11,124 $11,401 $12,192 $12,557 $13,907 $12,831 $13,365 $14,841 $16,110 $16,918 Bloomberg U.S. Universal Bond Index $10,000 $10,059 $10,002 $10,819 $11,842 $11,886 $10,749 $10,492 $11,091 $11,535 $11,884 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Income Fund 7.68% 3.18% 5.17% Fidelity Real Estate Income Composite Index℠ 6.90% 1.35% 3.52% ICE® BofA® US High Yield Constrained Index 5.02% 4.00% 5.40% Bloomberg U.S. Universal Bond Index 3.02% 0.00% 1.74% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640
Holdings Count | shares	594	594	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 32,645,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,400,238,640
Number of Holdings	594
Total Advisory Fee	$32,645,898
Portfolio Turnover	16%

Holdings [Text Block]	AAA 1.2 AA 1.7 A 8.2 BBB 22.3 BB 10.1 B 3.3 CCC,CC,C 1.9 Not Rated 12.5 Equities 31.9 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.2 AA - 1.7 A - 8.2 BBB - 22.3 BB - 10.1 B - 3.3 CCC,CC,C - 1.9 Not Rated - 12.5 Equities - 31.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 39.8 Common Stocks 21.0 CMOs and Other Mortgage Related Securities 18.9 Preferred Stocks 10.9 Asset-Backed Securities 1.5 Bank Loan Obligations 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 39.8 Common Stocks - 21.0 CMOs and Other Mortgage Related Securities - 18.9 Preferred Stocks - 10.9 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.7 Simon Property Group LP 2.3 American Tower Corp 2.1 Prologis LP 2.1 American Homes 4 Rent LP 1.9 American Tower Corp 1.9 Welltower Inc 1.6 Equinix Inc 1.6 GLP Capital LP / GLP Financing II Inc 1.5 Prologis Inc 1.5 19.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class Z
Trading Symbol	FIKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2026. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Real estate investment trust common stocks fared best, nearly matching the broad equity market for the fiscal year. Real estate fixed-income categories produced a more-subdued gain.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stock, commercial mortgage-backed securities, bonds and common stock all helped relative performance. Asset allocation also contributed this period, especially an overweight in real estate common stocks and a large underweight in real estate preferred stocks.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Alexandria Real Estate Equity (-29%).
•In contrast, detractors included an overweight in CMBS, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an underweight in Welltower (+44%).
•Notable changes in positioning include increased exposure to investment-grade and high-yield real estate bonds, and reductions in real estate preferred stock, CMBS and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,000 $10,285 $13,077 $12,496 $12,200 $13,420 $14,260 $15,366 Fidelity Real Estate Income Composite Index℠ $10,000 $11,092 $11,135 $12,844 $11,811 $11,253 $12,248 $12,847 $13,733 ICE® BofA® US High Yield Constrained Index $10,000 $10,531 $10,846 $12,012 $11,083 $11,544 $12,818 $13,915 $14,612 Bloomberg U.S. Universal Bond Index $10,000 $10,807 $11,829 $11,872 $10,737 $10,480 $11,079 $11,522 $11,871 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.76% 3.28% 5.64% Fidelity Real Estate Income Composite Index℠ 6.90% 1.35% 4.13% ICE® BofA® US High Yield Constrained Index 5.02% 4.00% 4.96% Bloomberg U.S. Universal Bond Index 3.02% 0.00% 2.21% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640
Holdings Count | shares	594	594	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 32,645,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,400,238,640
Number of Holdings	594
Total Advisory Fee	$32,645,898
Portfolio Turnover	16%

Holdings [Text Block]	AAA 1.2 AA 1.7 A 8.2 BBB 22.3 BB 10.1 B 3.3 CCC,CC,C 1.9 Not Rated 12.5 Equities 31.9 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.2 AA - 1.7 A - 8.2 BBB - 22.3 BB - 10.1 B - 3.3 CCC,CC,C - 1.9 Not Rated - 12.5 Equities - 31.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 39.8 Common Stocks 21.0 CMOs and Other Mortgage Related Securities 18.9 Preferred Stocks 10.9 Asset-Backed Securities 1.5 Bank Loan Obligations 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 39.8 Common Stocks - 21.0 CMOs and Other Mortgage Related Securities - 18.9 Preferred Stocks - 10.9 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.7 Simon Property Group LP 2.3 American Tower Corp 2.1 Prologis LP 2.1 American Homes 4 Rent LP 1.9 American Tower Corp 1.9 Welltower Inc 1.6 Equinix Inc 1.6 GLP Capital LP / GLP Financing II Inc 1.5 Prologis Inc 1.5 19.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class M
Trading Symbol	FRIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2026. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Real estate investment trust common stocks fared best, nearly matching the broad equity market for the fiscal year. Real estate fixed-income categories produced a more-subdued gain.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stock, commercial mortgage-backed securities, bonds and common stock all helped relative performance. Asset allocation also contributed this period, especially an overweight in real estate common stocks and a large underweight in real estate preferred stocks.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Alexandria Real Estate Equity (-29%).
•In contrast, detractors included an overweight in CMBS, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an underweight in Welltower (+44%).
•Notable changes in positioning include increased exposure to investment-grade and high-yield real estate bonds, and reductions in real estate preferred stock, CMBS and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,105 $10,317 $11,362 $10,579 $13,395 $12,746 $12,396 $13,581 $14,373 $15,439 Fidelity Real Estate Income Composite Index℠ $10,000 $10,223 $10,376 $11,413 $11,457 $13,215 $12,153 $11,579 $12,602 $13,218 $14,130 ICE® BofA® US High Yield Constrained Index $10,000 $11,124 $11,401 $12,192 $12,557 $13,907 $12,831 $13,365 $14,841 $16,110 $16,918 Bloomberg U.S. Universal Bond Index $10,000 $10,059 $10,002 $10,819 $11,842 $11,886 $10,749 $10,492 $11,091 $11,535 $11,884 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 3.12% 2.04% 4.44% Class M (without 4.00% sales charge) 7.41% 2.88% 4.87% Fidelity Real Estate Income Composite Index℠ 6.90% 1.35% 3.52% ICE® BofA® US High Yield Constrained Index 5.02% 4.00% 5.40% Bloomberg U.S. Universal Bond Index 3.02% 0.00% 1.74% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640
Holdings Count | shares	594	594	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 32,645,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,400,238,640
Number of Holdings	594
Total Advisory Fee	$32,645,898
Portfolio Turnover	16%

Holdings [Text Block]	AAA 1.2 AA 1.7 A 8.2 BBB 22.3 BB 10.1 B 3.3 CCC,CC,C 1.9 Not Rated 12.5 Equities 31.9 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.2 AA - 1.7 A - 8.2 BBB - 22.3 BB - 10.1 B - 3.3 CCC,CC,C - 1.9 Not Rated - 12.5 Equities - 31.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 39.8 Common Stocks 21.0 CMOs and Other Mortgage Related Securities 18.9 Preferred Stocks 10.9 Asset-Backed Securities 1.5 Bank Loan Obligations 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 39.8 Common Stocks - 21.0 CMOs and Other Mortgage Related Securities - 18.9 Preferred Stocks - 10.9 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.7 Simon Property Group LP 2.3 American Tower Corp 2.1 Prologis LP 2.1 American Homes 4 Rent LP 1.9 American Tower Corp 1.9 Welltower Inc 1.6 Equinix Inc 1.6 GLP Capital LP / GLP Financing II Inc 1.5 Prologis Inc 1.5 19.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class I
Trading Symbol	FRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2026. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Real estate investment trust common stocks fared best, nearly matching the broad equity market for the fiscal year. Real estate fixed-income categories produced a more-subdued gain.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stock, commercial mortgage-backed securities, bonds and common stock all helped relative performance. Asset allocation also contributed this period, especially an overweight in real estate common stocks and a large underweight in real estate preferred stocks.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Alexandria Real Estate Equity (-29%).
•In contrast, detractors included an overweight in CMBS, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an underweight in Welltower (+44%).
•Notable changes in positioning include increased exposure to investment-grade and high-yield real estate bonds, and reductions in real estate preferred stock, CMBS and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $10,566 $10,820 $11,949 $11,158 $14,174 $13,526 $13,185 $14,486 $15,379 $16,544 Fidelity Real Estate Income Composite Index℠ $10,000 $10,223 $10,376 $11,413 $11,457 $13,215 $12,153 $11,579 $12,602 $13,218 $14,130 ICE® BofA® US High Yield Constrained Index $10,000 $11,124 $11,401 $12,192 $12,557 $13,907 $12,831 $13,365 $14,841 $16,110 $16,918 Bloomberg U.S. Universal Bond Index $10,000 $10,059 $10,002 $10,819 $11,842 $11,886 $10,749 $10,492 $11,091 $11,535 $11,884 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.58% 3.14% 5.16% Fidelity Real Estate Income Composite Index℠ 6.90% 1.35% 3.52% ICE® BofA® US High Yield Constrained Index 5.02% 4.00% 5.40% Bloomberg U.S. Universal Bond Index 3.02% 0.00% 1.74% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640
Holdings Count | shares	594	594	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 32,645,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,400,238,640
Number of Holdings	594
Total Advisory Fee	$32,645,898
Portfolio Turnover	16%

Holdings [Text Block]	AAA 1.2 AA 1.7 A 8.2 BBB 22.3 BB 10.1 B 3.3 CCC,CC,C 1.9 Not Rated 12.5 Equities 31.9 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.2 AA - 1.7 A - 8.2 BBB - 22.3 BB - 10.1 B - 3.3 CCC,CC,C - 1.9 Not Rated - 12.5 Equities - 31.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 39.8 Common Stocks 21.0 CMOs and Other Mortgage Related Securities 18.9 Preferred Stocks 10.9 Asset-Backed Securities 1.5 Bank Loan Obligations 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 39.8 Common Stocks - 21.0 CMOs and Other Mortgage Related Securities - 18.9 Preferred Stocks - 10.9 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.7 Simon Property Group LP 2.3 American Tower Corp 2.1 Prologis LP 2.1 American Homes 4 Rent LP 1.9 American Tower Corp 1.9 Welltower Inc 1.6 Equinix Inc 1.6 GLP Capital LP / GLP Financing II Inc 1.5 Prologis Inc 1.5 19.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class C
Trading Symbol	FRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.69%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2026. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Real estate investment trust common stocks fared best, nearly matching the broad equity market for the fiscal year. Real estate fixed-income categories produced a more-subdued gain.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stock, commercial mortgage-backed securities, bonds and common stock all helped relative performance. Asset allocation also contributed this period, especially an overweight in real estate common stocks and a large underweight in real estate preferred stocks.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Alexandria Real Estate Equity (-29%).
•In contrast, detractors included an overweight in CMBS, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an underweight in Welltower (+44%).
•Notable changes in positioning include increased exposure to investment-grade and high-yield real estate bonds, and reductions in real estate preferred stock, CMBS and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $10,454 $10,591 $11,581 $10,713 $13,459 $12,714 $12,274 $13,345 $14,124 $15,160 Fidelity Real Estate Income Composite Index℠ $10,000 $10,223 $10,376 $11,413 $11,457 $13,215 $12,153 $11,579 $12,602 $13,218 $14,130 ICE® BofA® US High Yield Constrained Index $10,000 $11,124 $11,401 $12,192 $12,557 $13,907 $12,831 $13,365 $14,841 $16,110 $16,918 Bloomberg U.S. Universal Bond Index $10,000 $10,059 $10,002 $10,819 $11,842 $11,886 $10,749 $10,492 $11,091 $11,535 $11,884 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 5.53% 2.11% 4.25% Class C 6.53% 2.11% 4.25% Fidelity Real Estate Income Composite Index℠ 6.90% 1.35% 3.52% ICE® BofA® US High Yield Constrained Index 5.02% 4.00% 5.40% Bloomberg U.S. Universal Bond Index 3.02% 0.00% 1.74% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640
Holdings Count | shares	594	594	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 32,645,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,400,238,640
Number of Holdings	594
Total Advisory Fee	$32,645,898
Portfolio Turnover	16%

Holdings [Text Block]	AAA 1.2 AA 1.7 A 8.2 BBB 22.3 BB 10.1 B 3.3 CCC,CC,C 1.9 Not Rated 12.5 Equities 31.9 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.2 AA - 1.7 A - 8.2 BBB - 22.3 BB - 10.1 B - 3.3 CCC,CC,C - 1.9 Not Rated - 12.5 Equities - 31.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 39.8 Common Stocks 21.0 CMOs and Other Mortgage Related Securities 18.9 Preferred Stocks 10.9 Asset-Backed Securities 1.5 Bank Loan Obligations 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 39.8 Common Stocks - 21.0 CMOs and Other Mortgage Related Securities - 18.9 Preferred Stocks - 10.9 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.7 Simon Property Group LP 2.3 American Tower Corp 2.1 Prologis LP 2.1 American Homes 4 Rent LP 1.9 American Tower Corp 1.9 Welltower Inc 1.6 Equinix Inc 1.6 GLP Capital LP / GLP Financing II Inc 1.5 Prologis Inc 1.5 19.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class A
Trading Symbol	FRINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2026. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Real estate investment trust common stocks fared best, nearly matching the broad equity market for the fiscal year. Real estate fixed-income categories produced a more-subdued gain.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stock, commercial mortgage-backed securities, bonds and common stock all helped relative performance. Asset allocation also contributed this period, especially an overweight in real estate common stocks and a large underweight in real estate preferred stocks.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Alexandria Real Estate Equity (-29%).
•In contrast, detractors included an overweight in CMBS, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an underweight in Welltower (+44%).
•Notable changes in positioning include increased exposure to investment-grade and high-yield real estate bonds, and reductions in real estate preferred stock, CMBS and cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,115 $10,330 $11,379 $10,597 $13,420 $12,771 $12,424 $13,614 $14,409 $15,467 Fidelity Real Estate Income Composite Index℠ $10,000 $10,223 $10,376 $11,413 $11,457 $13,215 $12,153 $11,579 $12,602 $13,218 $14,130 ICE® BofA® US High Yield Constrained Index $10,000 $11,124 $11,401 $12,192 $12,557 $13,907 $12,831 $13,365 $14,841 $16,110 $16,918 Bloomberg U.S. Universal Bond Index $10,000 $10,059 $10,002 $10,819 $11,842 $11,886 $10,749 $10,492 $11,091 $11,535 $11,884 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 3.05% 2.04% 4.46% Class A (without 4.00% sales charge) 7.34% 2.88% 4.88% Fidelity Real Estate Income Composite Index℠ 6.90% 1.35% 3.52% ICE® BofA® US High Yield Constrained Index 5.02% 4.00% 5.40% Bloomberg U.S. Universal Bond Index 3.02% 0.00% 1.74% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640
Holdings Count | shares	594	594	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 32,645,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,400,238,640
Number of Holdings	594
Total Advisory Fee	$32,645,898
Portfolio Turnover	16%

Holdings [Text Block]	AAA 1.2 AA 1.7 A 8.2 BBB 22.3 BB 10.1 B 3.3 CCC,CC,C 1.9 Not Rated 12.5 Equities 31.9 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.2 AA - 1.7 A - 8.2 BBB - 22.3 BB - 10.1 B - 3.3 CCC,CC,C - 1.9 Not Rated - 12.5 Equities - 31.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 39.8 Common Stocks 21.0 CMOs and Other Mortgage Related Securities 18.9 Preferred Stocks 10.9 Asset-Backed Securities 1.5 Bank Loan Obligations 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 39.8 Common Stocks - 21.0 CMOs and Other Mortgage Related Securities - 18.9 Preferred Stocks - 10.9 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.7 Simon Property Group LP 2.3 American Tower Corp 2.1 Prologis LP 2.1 American Homes 4 Rent LP 1.9 American Tower Corp 1.9 Welltower Inc 1.6 Equinix Inc 1.6 GLP Capital LP / GLP Financing II Inc 1.5 Prologis Inc 1.5 19.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity OTC Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio
Trading Symbol	FOCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC Portfolio	$ 92	0.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by information technology. Security selection in communication services also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was among our biggest holdings. The second-largest relative contributor was our stake in SK Hynix (+641%). The fund did not own SK Hynix at period end. An overweight in Alphabet (+86%) also helped. The stock was the fund's biggest holding at period end, counting both Class A and Class C shares.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Stock selection in utilities also hampered the fund's result. Also hurting our result were stock selection and an underweight in materials.
•The biggest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). A non-benchmark stake in Circle Internet Group returned about -58% and was the second-largest relative detractor. Our underweight stake in Advanced Micro Devices (+170%) also detracted. This period we increased our stake in Advanced Micro Devices.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® OTC Portfolio $10,000 $12,797 $15,912 $16,934 $22,995 $32,630 $26,007 $31,633 $40,273 $48,807 $65,927 Nasdaq Composite Index® $10,000 $12,441 $15,194 $16,371 $21,738 $29,896 $25,426 $29,701 $36,718 $44,375 $53,631 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® OTC Portfolio 35.08% 15.10% 20.76% Nasdaq Composite Index® 20.86% 12.40% 18.29% S&P 500® Index 19.56% 12.86% 15.08% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839
Holdings Count | shares	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 284,717,398
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$43,124,672,839
Number of Holdings	138
Total Advisory Fee	$284,717,398
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 52.8 Communication Services 21.6 Consumer Discretionary 10.4 Health Care 6.6 Industrials 2.1 Materials 1.4 Utilities 0.7 Financials 0.6 Consumer Staples 0.6 Real Estate 0.2 Energy 0.0 Common Stocks 96.1 Domestic Equity Funds 1.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Domestic Equity Funds - 1.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 93.1 Taiwan 2.8 Netherlands 1.3 Canada 0.8 Belgium 0.4 United Kingdom 0.4 Chile 0.3 Luxembourg 0.3 Korea (South) 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Taiwan - 2.8 Netherlands - 1.3 Canada - 0.8 Belgium - 0.4 United Kingdom - 0.4 Chile - 0.3 Luxembourg - 0.3 Korea (South) - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Apple Inc 11.6 Alphabet Inc Class A 9.2 Amazon.com Inc 8.2 Microsoft Corp 4.9 Alphabet Inc Class C 4.6 Space Exploration Technologies Corp 4.3 Broadcom Inc 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Meta Platforms Inc Class A 2.1 64.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity OTC Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio Class K
Trading Symbol	FOCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 84	0.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by information technology. Security selection in communication services also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was among our biggest holdings. The second-largest relative contributor was our stake in SK Hynix (+641%). The fund did not own SK Hynix at period end. An overweight in Alphabet (+86%) also helped. The stock was the fund's biggest holding at period end, counting both Class A and Class C shares.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Stock selection in utilities also hampered the fund's result. Also hurting our result were stock selection and an underweight in materials.
•The biggest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). A non-benchmark stake in Circle Internet Group returned about -58% and was the second-largest relative detractor. Our underweight stake in Advanced Micro Devices (+170%) also detracted. This period we increased our stake in Advanced Micro Devices.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class K $10,000 $12,812 $15,948 $16,985 $23,090 $32,799 $26,171 $31,851 $40,566 $49,202 $66,532 Nasdaq Composite Index® $10,000 $12,441 $15,194 $16,371 $21,738 $29,896 $25,426 $29,701 $36,718 $44,375 $53,631 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 35.22% 15.20% 20.87% Nasdaq Composite Index® 20.86% 12.40% 18.29% S&P 500® Index 19.56% 12.86% 15.08% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839
Holdings Count | shares	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 284,717,398
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$43,124,672,839
Number of Holdings	138
Total Advisory Fee	$284,717,398
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 52.8 Communication Services 21.6 Consumer Discretionary 10.4 Health Care 6.6 Industrials 2.1 Materials 1.4 Utilities 0.7 Financials 0.6 Consumer Staples 0.6 Real Estate 0.2 Energy 0.0 Common Stocks 96.1 Domestic Equity Funds 1.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Domestic Equity Funds - 1.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 93.1 Taiwan 2.8 Netherlands 1.3 Canada 0.8 Belgium 0.4 United Kingdom 0.4 Chile 0.3 Luxembourg 0.3 Korea (South) 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Taiwan - 2.8 Netherlands - 1.3 Canada - 0.8 Belgium - 0.4 United Kingdom - 0.4 Chile - 0.3 Luxembourg - 0.3 Korea (South) - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Apple Inc 11.6 Alphabet Inc Class A 9.2 Amazon.com Inc 8.2 Microsoft Corp 4.9 Alphabet Inc Class C 4.6 Space Exploration Technologies Corp 4.3 Broadcom Inc 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Meta Platforms Inc Class A 2.1 64.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity OTC K6 Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC K6 Portfolio
Class Name	Fidelity® OTC K6 Portfolio
Trading Symbol	FOKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC K6 Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC K6 Portfolio	$ 58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by information technology. Security selection and an overweight in communication services also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer discretionary.
•The top individual relative contributor was our stake in SK Hynix (+636%). The second-largest relative contributor was an overweight in Alphabet (+87%). The stock was the fund's biggest holding at period end, counting both Class A and Class C shares. Another notable relative contributor was an overweight in Micron Technology (+646%). The company was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Security selection in utilities also hampered the fund's result. Also hurting our result were stock picks and an underweight in materials.
•The biggest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). A non-benchmark stake in Circle Internet Group returned about -58% and was a second notable relative detractor. Another notable relative detractor was our stake in Advanced Micro Devices (+170%). This period we considerably increased our investment in Advanced Micro Devices. The company was the fund's 11th-biggest holding at period end.
•Notable changes in positioning include decreased exposure to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through July 31, 2026. Initial investment of $10,000. Fidelity® OTC K6 Portfolio $10,000 $10,500 $14,337 $20,517 $16,358 $19,962 $25,381 $30,426 Nasdaq Composite Index® $10,000 $10,439 $13,861 $19,063 $16,213 $18,939 $23,413 $28,296 S&P 500® Index $10,000 $10,325 $11,560 $15,773 $15,041 $16,998 $20,763 $24,154 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® OTC K6 Portfolio 32.48% 14.46% 21.57% Nasdaq Composite Index® 20.86% 12.40% 18.80% S&P 500® Index 19.56% 12.86% 16.02% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,674,828,993	$ 3,674,828,993	$ 3,674,828,993	$ 3,674,828,993	$ 3,674,828,993	$ 3,674,828,993	$ 3,674,828,993	$ 3,674,828,993
Holdings Count | shares	137	137	137	137	137	137	137	137
Advisory Fees Paid, Amount	$ 15,192,279
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,674,828,993
Number of Holdings	137
Total Advisory Fee	$15,192,279
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 55.6 Communication Services 18.0 Consumer Discretionary 10.8 Health Care 6.6 Industrials 2.3 Materials 1.5 Utilities 0.8 Consumer Staples 0.7 Financials 0.6 Real Estate 0.2 Energy 0.0 Common Stocks 95.4 Domestic Equity Funds 1.8 Preferred Stocks 1.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Domestic Equity Funds - 1.8 Preferred Stocks - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 93.0 Taiwan 3.0 Netherlands 1.3 Canada 0.8 Belgium 0.4 United Kingdom 0.4 Chile 0.3 Luxembourg 0.3 Korea (South) 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Taiwan - 3.0 Netherlands - 1.3 Canada - 0.8 Belgium - 0.4 United Kingdom - 0.4 Chile - 0.3 Luxembourg - 0.3 Korea (South) - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.9 Apple Inc 12.1 Alphabet Inc Class A 9.5 Amazon.com Inc 8.4 Microsoft Corp 4.9 Alphabet Inc Class C 4.8 Broadcom Inc 4.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.0 Micron Technology Inc 2.3 Meta Platforms Inc Class A 2.2 65.1
Fidelity Leveraged Company Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund
Trading Symbol	FLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Leveraged Company Stock Fund	$ 73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark, the Russell MidCap Index, for the fiscal year, especially within financials. Also hurting our result were stock picks in utilities and information technology.
•The biggest individual relative detractor was an underweight in Sandisk (-32%). This was a position we established this period. A second notable relative detractor was a non-benchmark stake in Meta Platforms (-28%). The company was one of the largest holdings this period. Another notable relative detractor was an overweight in Vistra (-29%). The stock was among the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative result. Also contributing were picks in communication services, primarily within the media & entertainment industry.
•The fund's non-benchmark stake in Micron Technology gained 663% and was the top individual relative contributor. The company was among our biggest holdings. The second-largest relative contributor was an overweight in Comfort Systems USA (+147%). This period we decreased our investment in Comfort Systems USA. The company was among our largest holdings. An overweight in Vertiv Holdings (+65%) also contributed. The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Leveraged Company Stock Fund $10,000 $11,745 $13,026 $13,278 $13,709 $21,500 $19,167 $21,469 $26,158 $32,835 $38,810 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,795 $12,664 $11,893 $11,675 $16,669 $15,763 $17,122 $20,138 $23,718 $29,139 Russell Midcap® Index $10,000 $11,304 $12,825 $13,685 $13,964 $19,910 $17,954 $19,524 $22,197 $24,874 $29,520 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Leveraged Company Stock Fund 18.20% 12.54% 14.52% Fidelity U.S. Leveraged Stock Linked Index℠ 22.86% 11.82% 11.29% Russell Midcap® Index 18.68% 8.20% 11.43% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761
Holdings Count | shares	69	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 26,465,405
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,038,464,761
Number of Holdings	69
Total Advisory Fee	$26,465,405
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.6 Industrials 28.5 Financials 15.0 Communication Services 9.3 Utilities 5.1 Consumer Discretionary 3.0 Health Care 1.9 Materials 1.9 Consumer Staples 1.4 Energy 0.4 Common Stocks 100.1 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.3 Taiwan 4.7 Canada 0.5 Netherlands 0.4 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 4.7 Canada - 0.5 Netherlands - 0.4 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Alphabet Inc Class A 6.7 Micron Technology Inc 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 Apollo Global Management Inc 4.3 Vistra Corp 4.1 Arthur J Gallagher & Co 4.1 Comfort Systems USA Inc 4.0 Vertiv Holdings Co Class A 3.7 Parker-Hannifin Corp 3.6 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Leveraged Company Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund Class K
Trading Symbol	FLCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark, the Russell MidCap Index, for the fiscal year, especially within financials. Also hurting our result were stock picks in utilities and information technology.
•The biggest individual relative detractor was an underweight in Sandisk (-32%). This was a position we established this period. A second notable relative detractor was a non-benchmark stake in Meta Platforms (-28%). The company was one of the largest holdings this period. Another notable relative detractor was an overweight in Vistra (-29%). The stock was among the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative result. Also contributing were picks in communication services, primarily within the media & entertainment industry.
•The fund's non-benchmark stake in Micron Technology gained 663% and was the top individual relative contributor. The company was among our biggest holdings. The second-largest relative contributor was an overweight in Comfort Systems USA (+147%). This period we decreased our investment in Comfort Systems USA. The company was among our largest holdings. An overweight in Vertiv Holdings (+65%) also contributed. The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class K $10,000 $11,760 $13,055 $13,321 $13,770 $21,620 $19,291 $21,628 $26,375 $33,137 $39,193 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,795 $12,664 $11,893 $11,675 $16,669 $15,763 $17,122 $20,138 $23,718 $29,139 Russell Midcap® Index $10,000 $11,304 $12,825 $13,685 $13,964 $19,910 $17,954 $19,524 $22,197 $24,874 $29,520 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 18.28% 12.63% 14.64% Fidelity U.S. Leveraged Stock Linked Index℠ 22.86% 1.82% 11.29% Russell Midcap® Index 18.68% 8.20% 11.43% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761
Holdings Count | shares	69	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 26,465,405
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,038,464,761
Number of Holdings	69
Total Advisory Fee	$26,465,405
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.6 Industrials 28.5 Financials 15.0 Communication Services 9.3 Utilities 5.1 Consumer Discretionary 3.0 Health Care 1.9 Materials 1.9 Consumer Staples 1.4 Energy 0.4 Common Stocks 100.1 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.3 Taiwan 4.7 Canada 0.5 Netherlands 0.4 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 4.7 Canada - 0.5 Netherlands - 0.4 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Alphabet Inc Class A 6.7 Micron Technology Inc 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 Apollo Global Management Inc 4.3 Vistra Corp 4.1 Arthur J Gallagher & Co 4.1 Comfort Systems USA Inc 4.0 Vertiv Holdings Co Class A 3.7 Parker-Hannifin Corp 3.6 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth & Income Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio
Trading Symbol	FGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth & Income Portfolio	$ 56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by an overweight in energy. An underweight in consumer discretionary also boosted the fund's relative performance. Also contributing to our result was security selection in financials.
•The top individual relative contributor was an underweight in Meta Platforms (-28%). This period we increased our investment in Meta Platforms. A second notable relative contributor was an overweight in GE Vernova (+49%). The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Exxon Mobil (+26%). The company was among the fund's largest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry. Security selection in consumer discretionary also hampered the fund's result. Also hurting our result was an overweight in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Alphabet (+86%). The company was one of the fund's biggest holdings. The second-largest relative detractor was an underweight in Apple (+49%). The stock was one of the fund's biggest holdings. Not owning Advanced Micro Devices, a benchmark component that gained 170%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Growth & Income Portfolio $10,000 $11,748 $13,353 $13,655 $13,829 $19,500 $19,551 $22,438 $27,019 $31,978 $38,289 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth & Income Portfolio 19.74% 14.45% 14.37% S&P 500® Index 19.56% 12.86% 15.08% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314
Holdings Count | shares	178	178	178	178	178	178	178	178
Advisory Fees Paid, Amount	$ 70,460,958
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$14,896,496,314
Number of Holdings	178
Total Advisory Fee	$70,460,958
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.5 Financials 16.3 Health Care 12.4 Energy 7.9 Consumer Staples 7.3 Communication Services 6.0 Consumer Discretionary 4.2 Utilities 1.9 Real Estate 0.8 Materials 0.8 Common Stocks 95.2 Preferred Stocks 2.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 2.7 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.2 United Kingdom 2.6 Canada 1.9 Taiwan 1.2 Belgium 1.2 Netherlands 0.5 Italy 0.2 Korea (South) 0.1 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 2.6 Canada - 1.9 Taiwan - 1.2 Belgium - 1.2 Netherlands - 0.5 Italy - 0.2 Korea (South) - 0.1 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 6.1 NVIDIA Corp 4.9 Wells Fargo & Co 4.8 ExxonMobil Holdings Corp 3.9 GE Aerospace 3.9 Apple Inc 3.7 Bank of America Corp 2.9 GE Vernova Inc 2.7 Broadcom Inc 2.5 Boeing Co 2.4 37.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth & Income Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio Class K
Trading Symbol	FGIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by an overweight in energy. An underweight in consumer discretionary also boosted the fund's relative performance. Also contributing to our result was security selection in financials.
•The top individual relative contributor was an underweight in Meta Platforms (-28%). This period we increased our investment in Meta Platforms. A second notable relative contributor was an overweight in GE Vernova (+49%). The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Exxon Mobil (+26%). The company was among the fund's largest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry. Security selection in consumer discretionary also hampered the fund's result. Also hurting our result was an overweight in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Alphabet (+86%). The company was one of the fund's biggest holdings. The second-largest relative detractor was an underweight in Apple (+49%). The stock was one of the fund's biggest holdings. Not owning Advanced Micro Devices, a benchmark component that gained 170%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class K $10,000 $11,760 $13,381 $13,695 $13,885 $19,599 $19,664 $22,593 $27,230 $32,256 $38,652 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 19.83% 14.55% 14.48% S&P 500® Index 19.56% 12.86% 15.08% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314
Holdings Count | shares	178	178	178	178	178	178	178	178
Advisory Fees Paid, Amount	$ 70,460,958
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$14,896,496,314
Number of Holdings	178
Total Advisory Fee	$70,460,958
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.5 Financials 16.3 Health Care 12.4 Energy 7.9 Consumer Staples 7.3 Communication Services 6.0 Consumer Discretionary 4.2 Utilities 1.9 Real Estate 0.8 Materials 0.8 Common Stocks 95.2 Preferred Stocks 2.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 2.7 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.2 United Kingdom 2.6 Canada 1.9 Taiwan 1.2 Belgium 1.2 Netherlands 0.5 Italy 0.2 Korea (South) 0.1 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 2.6 Canada - 1.9 Taiwan - 1.2 Belgium - 1.2 Netherlands - 0.5 Italy - 0.2 Korea (South) - 0.1 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 6.1 NVIDIA Corp 4.9 Wells Fargo & Co 4.8 ExxonMobil Holdings Corp 3.9 GE Aerospace 3.9 Apple Inc 3.7 Bank of America Corp 2.9 GE Vernova Inc 2.7 Broadcom Inc 2.5 Boeing Co 2.4 37.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund
Trading Symbol	FDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend Growth Fund	$ 77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Stock picks in health care also boosted the fund's relative performance. Also helping our relative result were stock picking and an overweight in energy.
•The top individual relative contributor was an overweight in Western Digital (+610%). The stock was among our largest holdings. A second notable relative contributor was an overweight in Seagate Technology Holdings (+452%). The company was one of our biggest holdings at period end. Another notable relative contributor was our non-benchmark stake in SK Hynix (+491%). This period we increased our investment in SK Hynix.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in the financials sector, primarily within the financial services industry. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was a large underweight in Apple (+49%). This period we increased our stake in Apple. The stock was among our biggest holdings at period end. A second notable relative detractor was our non-benchmark stake in Blue Owl Capital (-43%). This period we increased our stake in Blue Owl Capital. Another notable relative detractor was our stake in Paycom Software (-42%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Dividend Growth Fund $10,000 $11,306 $12,843 $13,534 $12,689 $18,072 $17,560 $19,208 $24,521 $28,842 $36,965 Morningstar® US Dividend Growth Index℠ $10,000 $11,556 $13,442 $14,821 $15,418 $20,809 $20,808 $22,480 $26,111 $28,650 $35,349 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Dividend Growth Fund 28.16% 15.39% 13.97% Morningstar® US Dividend Growth Index℠ 23.38% 11.18% 13.46% S&P 500® Index 19.56% 12.86% 15.08% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718
Holdings Count | shares	131	131	131	131	131	131	131	131
Advisory Fees Paid, Amount	$ 72,108,625
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,893,668,718
Number of Holdings	131
Total Advisory Fee	$72,108,625
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Industrials 12.8 Communication Services 9.6 Financials 9.1 Health Care 8.0 Energy 7.6 Consumer Discretionary 6.5 Consumer Staples 6.4 Real Estate 3.3 Materials 2.8 Utilities 0.4 Common Stocks 99.2 Other Investment Companies 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Other Investment Companies - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 89.3 Korea (South) 3.0 Taiwan 1.9 Canada 1.8 United Kingdom 1.8 Germany 0.9 Norway 0.4 Japan 0.4 Bermuda 0.3 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Korea (South) - 3.0 Taiwan - 1.9 Canada - 1.8 United Kingdom - 1.8 Germany - 0.9 Norway - 0.4 Japan - 0.4 Bermuda - 0.3 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Microsoft Corp 6.3 Alphabet Inc Class A 5.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Western Digital Corp 2.9 Broadcom Inc 2.6 Seagate Technology Holdings PLC 2.6 Boeing Co 2.4 Keurig Dr Pepper Inc 2.3 40.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Dividend Growth Fund merged into Fidelity® Dividend Growth Fund on August 8, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dividend Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund Class K
Trading Symbol	FDGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Stock picks in health care also boosted the fund's relative performance. Also helping our relative result were stock picking and an overweight in energy.
•The top individual relative contributor was an overweight in Western Digital (+610%). The stock was among our largest holdings. A second notable relative contributor was an overweight in Seagate Technology Holdings (+452%). The company was one of our biggest holdings at period end. Another notable relative contributor was our non-benchmark stake in SK Hynix (+491%). This period we increased our investment in SK Hynix.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in the financials sector, primarily within the financial services industry. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was a large underweight in Apple (+49%). This period we increased our stake in Apple. The stock was among our biggest holdings at period end. A second notable relative detractor was our non-benchmark stake in Blue Owl Capital (-43%). This period we increased our stake in Blue Owl Capital. Another notable relative detractor was our stake in Paycom Software (-42%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class K $10,000 $11,316 $12,867 $13,574 $12,744 $18,164 $17,664 $19,345 $24,722 $29,093 $37,315 Morningstar® US Dividend Growth Index℠ $10,000 $11,556 $13,442 $14,821 $15,418 $20,809 $20,808 $22,480 $26,111 $28,650 $35,349 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 28.26% 15.49% 14.07% Morningstar® US Dividend Growth Index℠ 23.38% 11.18% 13.46% S&P 500® Index 19.56% 12.86% 15.08% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718
Holdings Count | shares	131	131	131	131	131	131	131	131
Advisory Fees Paid, Amount	$ 72,108,625
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,893,668,718
Number of Holdings	131
Total Advisory Fee	$72,108,625
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Industrials 12.8 Communication Services 9.6 Financials 9.1 Health Care 8.0 Energy 7.6 Consumer Discretionary 6.5 Consumer Staples 6.4 Real Estate 3.3 Materials 2.8 Utilities 0.4 Common Stocks 99.2 Other Investment Companies 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Other Investment Companies - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 89.3 Korea (South) 3.0 Taiwan 1.9 Canada 1.8 United Kingdom 1.8 Germany 0.9 Norway 0.4 Japan 0.4 Bermuda 0.3 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Korea (South) - 3.0 Taiwan - 1.9 Canada - 1.8 United Kingdom - 1.8 Germany - 0.9 Norway - 0.4 Japan - 0.4 Bermuda - 0.3 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Microsoft Corp 6.3 Alphabet Inc Class A 5.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Western Digital Corp 2.9 Broadcom Inc 2.6 Seagate Technology Holdings PLC 2.6 Boeing Co 2.4 Keurig Dr Pepper Inc 2.3 40.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Dividend Growth Fund merged into Fidelity® Dividend Growth Fund on August 8, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity® Blue Chip Value Fund
Trading Symbol	FBCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value Fund	$ 55	0.47%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by financials. Stock picks in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+84%). The stock was the fund's largest holding this period. A second notable relative contributor was an overweight in Western Digital (+199%). This was a position we established this period. Our stake in Micron Technology (+494%) also helped. The stock was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an overweight in consumer discretionary. Stock selection in information technology also hampered the fund's result. Also detracting from our result was an underweight in health care.
•The biggest individual relative detractor was an overweight in Keurig Dr Pepper (-2%). The stock was one of our biggest holdings this period. A second notable relative detractor this period was avoiding Sandisk, a benchmark component that experienced an exponential rise. Our stake in Mosaic (-38%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Blue Chip Value Fund $10,000 $11,768 $12,568 $12,692 $11,165 $15,336 $15,993 $17,370 $19,336 $18,702 $25,419 Russell 1000® Value Index $10,000 $11,376 $12,462 $13,109 $12,321 $17,166 $16,921 $18,323 $21,034 $22,884 $30,022 Russell 1000® Index $10,000 $11,595 $13,472 $14,550 $16,301 $22,490 $20,945 $23,657 $28,743 $33,497 $39,841 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Blue Chip Value Fund 35.91% 10.63% 9.78% Russell 1000® Value Index 31.19% 11.83% 11.62% Russell 1000® Index 18.94% 12.12% 14.82% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931
Holdings Count | shares	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 2,632,078
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$714,426,931
Number of Holdings	90
Total Advisory Fee	$2,632,078
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 16.4 Health Care 13.0 Consumer Discretionary 12.9 Industrials 11.1 Consumer Staples 6.7 Energy 6.0 Communication Services 4.6 Materials 4.4 Real Estate 3.3 Utilities 3.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.0 United Kingdom 3.2 Taiwan 1.4 Canada 0.9 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.2 Taiwan - 1.4 Canada - 0.9 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 8.1 Apple Inc 5.3 Microsoft Corp 4.4 Wells Fargo & Co 3.1 ExxonMobil Holdings Corp 2.9 UnitedHealth Group Inc 2.1 US Bancorp 2.0 Cisco Systems Inc 2.0 Meta Platforms Inc Class A 2.0 Citigroup Inc 1.8 33.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	Fidelity Advisor® Value Leaders Fund merged into Fidelity® Blue Chip Value Fund on September 19, 2025.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth K6 Fund
Class Name	Fidelity® Blue Chip Growth K6 Fund
Trading Symbol	FBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth K6 Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth K6 Fund	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, especially within information technology. Picks in consumer discretionary and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). A second notable relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was one of our largest holdings. Another notable relative contributor was an underweight in Microsoft (-12%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. Also hurting our result were underweights in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and information technology, primarily within the technology hardware & equipment industry.
•The largest individual relative detractor was an underweight in Apple (+49%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. An underweight in Advanced Micro Devices (+170%) also detracted. This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2026. Initial investment of $10,000. Fidelity® Blue Chip Growth K6 Fund $10,000 $10,320 $12,807 $13,764 $19,483 $28,499 $22,052 $27,686 $35,865 $44,968 Russell 1000® Growth Index $10,000 $10,255 $12,597 $13,961 $18,126 $24,774 $21,819 $25,596 $32,490 $40,206 Russell 1000® Index $10,000 $10,258 $11,918 $12,872 $14,421 $19,896 $18,529 $20,928 $25,429 $29,634 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Blue Chip Growth K6 Fund 20.05% 13.63% 20.14% Russell 1000® Growth Index 8.03% 11.88% 17.33% Russell 1000® Index 18.94% 12.12% 14.69% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 20,619,483,885	$ 20,619,483,885	$ 20,619,483,885	$ 20,619,483,885	$ 20,619,483,885	$ 20,619,483,885	$ 20,619,483,885	$ 20,619,483,885
Holdings Count | shares	375	375	375	375	375	375	375	375
Advisory Fees Paid, Amount	$ 83,608,923
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$20,619,483,885
Number of Holdings	375
Total Advisory Fee	$83,608,923
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.9 Communication Services 14.5 Consumer Discretionary 13.9 Industrials 6.3 Health Care 6.0 Financials 2.8 Consumer Staples 1.4 Real Estate 0.7 Materials 0.2 Energy 0.2 Utilities 0.0 Common Stocks 98.2 Preferred Stocks 1.7 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 1.7 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.3 Canada 1.4 Taiwan 1.2 Korea (South) 0.4 India 0.3 Netherlands 0.3 Japan 0.3 Finland 0.2 United Kingdom 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.3 Canada - 1.4 Taiwan - 1.2 Korea (South) - 0.4 India - 0.3 Netherlands - 0.3 Japan - 0.3 Finland - 0.2 United Kingdom - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.8 Alphabet Inc Class A 7.5 Apple Inc 5.8 Amazon.com Inc 5.8 Broadcom Inc 5.3 Microsoft Corp 5.0 Eli Lilly & Co 3.0 Space Exploration Technologies Corp 2.9 Meta Platforms Inc Class A 2.7 Micron Technology Inc 2.6 55.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund
Trading Symbol	FBGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth Fund	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). The second-largest relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was one of our biggest holdings. Our stake in Micron Technology (+626%) also contributed. This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our investment in Advanced Micro Devices. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Blue Chip Growth Fund $10,000 $12,448 $15,586 $17,003 $23,712 $34,549 $26,654 $33,167 $43,360 $53,673 $65,700 Russell 1000® Growth Index $10,000 $11,805 $14,502 $16,071 $20,867 $28,520 $25,118 $29,466 $37,403 $46,285 $50,001 Russell 1000® Index $10,000 $11,595 $13,472 $14,550 $16,301 $22,490 $20,945 $23,657 $28,743 $33,497 $39,841 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Blue Chip Growth Fund 22.41% 13.72% 20.71% Russell 1000® Growth Index 8.03% 11.88% 17.46% Russell 1000® Index 18.94% 12.12% 14.82% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415
Holdings Count | shares	390	390	390	390	390	390	390	390
Advisory Fees Paid, Amount	$ 632,037,523
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$98,657,882,415
Number of Holdings	390
Total Advisory Fee	$632,037,523
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.6 Communication Services 15.9 Consumer Discretionary 13.6 Health Care 5.9 Industrials 5.4 Financials 2.4 Consumer Staples 1.0 Real Estate 0.6 Materials 0.3 Energy 0.2 Utilities 0.0 Common Stocks 98.0 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Canada 1.3 Taiwan 1.2 Korea (South) 0.4 Netherlands 0.4 India 0.3 Japan 0.3 Finland 0.2 United Kingdom 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 1.3 Taiwan - 1.2 Korea (South) - 0.4 Netherlands - 0.4 India - 0.3 Japan - 0.3 Finland - 0.2 United Kingdom - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.7 Apple Inc 9.3 Alphabet Inc Class A 9.3 Amazon.com Inc 5.9 Microsoft Corp 5.1 Broadcom Inc 4.4 Space Exploration Technologies Corp 2.8 Eli Lilly & Co 2.8 Meta Platforms Inc Class A 2.4 Micron Technology Inc 2.0 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund Class K
Trading Symbol	FBGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). The second-largest relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was one of our biggest holdings. Our stake in Micron Technology (+626%) also contributed. This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our investment in Advanced Micro Devices. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class K $10,000 $12,463 $15,619 $17,056 $23,805 $34,714 $26,805 $33,386 $43,685 $54,113 $66,280 Russell 1000® Growth Index $10,000 $11,805 $14,502 $16,071 $20,867 $28,520 $25,118 $29,466 $37,403 $46,285 $50,001 Russell 1000® Index $10,000 $11,595 $13,472 $14,550 $16,301 $22,490 $20,945 $23,657 $28,743 $33,497 $39,841 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 22.49% 13.81% 20.82% Russell 1000® Growth Index 8.03% 11.88% 17.46% Russell 1000® Index 18.94% 12.12% 14.82% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415
Holdings Count | shares	390	390	390	390	390	390	390	390
Advisory Fees Paid, Amount	$ 632,037,523
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$98,657,882,415
Number of Holdings	390
Total Advisory Fee	$632,037,523
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.6 Communication Services 15.9 Consumer Discretionary 13.6 Health Care 5.9 Industrials 5.4 Financials 2.4 Consumer Staples 1.0 Real Estate 0.6 Materials 0.3 Energy 0.2 Utilities 0.0 Common Stocks 98.0 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Canada 1.3 Taiwan 1.2 Korea (South) 0.4 Netherlands 0.4 India 0.3 Japan 0.3 Finland 0.2 United Kingdom 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 1.3 Taiwan - 1.2 Korea (South) - 0.4 Netherlands - 0.4 India - 0.3 Japan - 0.3 Finland - 0.2 United Kingdom - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.7 Apple Inc 9.3 Alphabet Inc Class A 9.3 Amazon.com Inc 5.9 Microsoft Corp 5.1 Broadcom Inc 4.4 Space Exploration Technologies Corp 2.8 Eli Lilly & Co 2.8 Meta Platforms Inc Class A 2.4 Micron Technology Inc 2.0 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class A
Trading Symbol	FLEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark, the Russell MidCap Index, for the fiscal year, especially within financials. Also hurting our result were stock picks in utilities and information technology.
•The biggest individual relative detractor was an underweight in Sandisk (-32%). This was a position we established this period. A second notable relative detractor was a non-benchmark stake in Meta Platforms (-28%). The company was one of the largest holdings this period. Another notable relative detractor was an overweight in Vistra (-29%). The stock was among the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative result. Also contributing were picks in communication services, primarily within the media & entertainment industry.
•The fund's non-benchmark stake in Micron Technology gained 663% and was the top individual relative contributor. The company was among our biggest holdings. The second-largest relative contributor was an overweight in Comfort Systems USA (+147%). This period we decreased our investment in Comfort Systems USA. The company was among our largest holdings. An overweight in Vertiv Holdings (+65%) also contributed. The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,778 $12,700 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 $13,528 Russell Midcap® Index $10,000 $10,515 $12,479 Russell 3000® Index $10,000 $10,876 $13,008 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 11.06% 14.34% Class A (without 5.75% sales charge) 17.84% 18.20% Fidelity U.S. Leveraged Stock Linked Index℠ 22.86% 18.46% Russell Midcap® Index 18.68% 13.22% Russell 3000® Index 19.60% 15.89% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761
Holdings Count | shares	69	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 26,465,405
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,038,464,761
Number of Holdings	69
Total Advisory Fee	$26,465,405
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.6 Industrials 28.5 Financials 15.0 Communication Services 9.3 Utilities 5.1 Consumer Discretionary 3.0 Health Care 1.9 Materials 1.9 Consumer Staples 1.4 Energy 0.4 Common Stocks 100.1 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.3 Taiwan 4.7 Canada 0.5 Netherlands 0.4 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 4.7 Canada - 0.5 Netherlands - 0.4 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Alphabet Inc Class A 6.7 Micron Technology Inc 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 Apollo Global Management Inc 4.3 Vistra Corp 4.1 Arthur J Gallagher & Co 4.1 Comfort Systems USA Inc 4.0 Vertiv Holdings Co Class A 3.7 Parker-Hannifin Corp 3.6 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class M
Trading Symbol	FLELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 132	1.21%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark, the Russell MidCap Index, for the fiscal year, especially within financials. Also hurting our result were stock picks in utilities and information technology.
•The biggest individual relative detractor was an underweight in Sandisk (-32%). This was a position we established this period. A second notable relative detractor was a non-benchmark stake in Meta Platforms (-28%). The company was one of the largest holdings this period. Another notable relative detractor was an overweight in Vistra (-29%). The stock was among the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative result. Also contributing were picks in communication services, primarily within the media & entertainment industry.
•The fund's non-benchmark stake in Micron Technology gained 663% and was the top individual relative contributor. The company was among our biggest holdings. The second-largest relative contributor was an overweight in Comfort Systems USA (+147%). This period we decreased our investment in Comfort Systems USA. The company was among our largest holdings. An overweight in Vertiv Holdings (+65%) also contributed. The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,010 $12,944 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 $13,528 Russell Midcap® Index $10,000 $10,515 $12,479 Russell 3000® Index $10,000 $10,876 $13,008 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 13.45% 15.57% Class M (without 3.50% sales charge) 17.57% 17.90% Fidelity U.S. Leveraged Stock Linked Index℠ 22.86% 18.46% Russell Midcap® Index 18.68% 13.22% Russell 3000® Index 19.60% 15.89% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761
Holdings Count | shares	69	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 26,465,405
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,038,464,761
Number of Holdings	69
Total Advisory Fee	$26,465,405
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.6 Industrials 28.5 Financials 15.0 Communication Services 9.3 Utilities 5.1 Consumer Discretionary 3.0 Health Care 1.9 Materials 1.9 Consumer Staples 1.4 Energy 0.4 Common Stocks 100.1 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.3 Taiwan 4.7 Canada 0.5 Netherlands 0.4 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 4.7 Canada - 0.5 Netherlands - 0.4 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Alphabet Inc Class A 6.7 Micron Technology Inc 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 Apollo Global Management Inc 4.3 Vistra Corp 4.1 Arthur J Gallagher & Co 4.1 Comfort Systems USA Inc 4.0 Vertiv Holdings Co Class A 3.7 Parker-Hannifin Corp 3.6 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class C
Trading Symbol	FLEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 185	1.71%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark, the Russell MidCap Index, for the fiscal year, especially within financials. Also hurting our result were stock picks in utilities and information technology.
•The biggest individual relative detractor was an underweight in Sandisk (-32%). This was a position we established this period. A second notable relative detractor was a non-benchmark stake in Meta Platforms (-28%). The company was one of the largest holdings this period. Another notable relative detractor was an overweight in Vistra (-29%). The stock was among the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative result. Also contributing were picks in communication services, primarily within the media & entertainment industry.
•The fund's non-benchmark stake in Micron Technology gained 663% and was the top individual relative contributor. The company was among our biggest holdings. The second-largest relative contributor was an overweight in Comfort Systems USA (+147%). This period we decreased our investment in Comfort Systems USA. The company was among our largest holdings. An overweight in Vertiv Holdings (+65%) also contributed. The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $11,367 $13,295 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 $13,528 Russell Midcap® Index $10,000 $10,515 $12,479 Russell 3000® Index $10,000 $10,876 $13,008 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 15.96% 17.31% Class C 16.96% 17.31% Fidelity U.S. Leveraged Stock Linked Index℠ 22.86% 18.46% Russell Midcap® Index 18.68% 13.22% Russell 3000® Index 19.60% 15.89% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761
Holdings Count | shares	69	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 26,465,405
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,038,464,761
Number of Holdings	69
Total Advisory Fee	$26,465,405
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.6 Industrials 28.5 Financials 15.0 Communication Services 9.3 Utilities 5.1 Consumer Discretionary 3.0 Health Care 1.9 Materials 1.9 Consumer Staples 1.4 Energy 0.4 Common Stocks 100.1 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.3 Taiwan 4.7 Canada 0.5 Netherlands 0.4 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 4.7 Canada - 0.5 Netherlands - 0.4 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Alphabet Inc Class A 6.7 Micron Technology Inc 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 Apollo Global Management Inc 4.3 Vistra Corp 4.1 Arthur J Gallagher & Co 4.1 Comfort Systems USA Inc 4.0 Vertiv Holdings Co Class A 3.7 Parker-Hannifin Corp 3.6 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class I
Trading Symbol	FLENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark, the Russell MidCap Index, for the fiscal year, especially within financials. Also hurting our result were stock picks in utilities and information technology.
•The biggest individual relative detractor was an underweight in Sandisk (-32%). This was a position we established this period. A second notable relative detractor was a non-benchmark stake in Meta Platforms (-28%). The company was one of the largest holdings this period. Another notable relative detractor was an overweight in Vistra (-29%). The stock was among the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative result. Also contributing were picks in communication services, primarily within the media & entertainment industry.
•The fund's non-benchmark stake in Micron Technology gained 663% and was the top individual relative contributor. The company was among our biggest holdings. The second-largest relative contributor was an overweight in Comfort Systems USA (+147%). This period we decreased our investment in Comfort Systems USA. The company was among our largest holdings. An overweight in Vertiv Holdings (+65%) also contributed. The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $11,456 $13,534 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 $13,528 Russell Midcap® Index $10,000 $10,515 $12,479 Russell 3000® Index $10,000 $10,876 $13,008 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 18.14% 18.49% Fidelity U.S. Leveraged Stock Linked Index℠ 22.86% 18.46% Russell Midcap® Index 18.68% 13.22% Russell 3000® Index 19.60% 15.89% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761
Holdings Count | shares	69	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 26,465,405
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,038,464,761
Number of Holdings	69
Total Advisory Fee	$26,465,405
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.6 Industrials 28.5 Financials 15.0 Communication Services 9.3 Utilities 5.1 Consumer Discretionary 3.0 Health Care 1.9 Materials 1.9 Consumer Staples 1.4 Energy 0.4 Common Stocks 100.1 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.3 Taiwan 4.7 Canada 0.5 Netherlands 0.4 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 4.7 Canada - 0.5 Netherlands - 0.4 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Alphabet Inc Class A 6.7 Micron Technology Inc 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 Apollo Global Management Inc 4.3 Vistra Corp 4.1 Arthur J Gallagher & Co 4.1 Comfort Systems USA Inc 4.0 Vertiv Holdings Co Class A 3.7 Parker-Hannifin Corp 3.6 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class Z
Trading Symbol	FLEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the benchmark, the Russell MidCap Index, for the fiscal year, especially within financials. Also hurting our result were stock picks in utilities and information technology.
•The biggest individual relative detractor was an underweight in Sandisk (-32%). This was a position we established this period. A second notable relative detractor was a non-benchmark stake in Meta Platforms (-28%). The company was one of the largest holdings this period. Another notable relative detractor was an overweight in Vistra (-29%). The stock was among the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative result. Also contributing were picks in communication services, primarily within the media & entertainment industry.
•The fund's non-benchmark stake in Micron Technology gained 663% and was the top individual relative contributor. The company was among our biggest holdings. The second-largest relative contributor was an overweight in Comfort Systems USA (+147%). This period we decreased our investment in Comfort Systems USA. The company was among our largest holdings. An overweight in Vertiv Holdings (+65%) also contributed. The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,467 $13,562 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 $13,528 Russell Midcap® Index $10,000 $10,515 $12,479 Russell 3000® Index $10,000 $10,876 $13,008 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 18.27% 18.63% Fidelity U.S. Leveraged Stock Linked Index℠ 22.86% 18.46% Russell Midcap® Index 18.68% 13.22% Russell 3000® Index 19.60% 15.89% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761	$ 4,038,464,761
Holdings Count | shares	69	69	69	69	69	69	69	69
Advisory Fees Paid, Amount	$ 26,465,405
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,038,464,761
Number of Holdings	69
Total Advisory Fee	$26,465,405
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.6 Industrials 28.5 Financials 15.0 Communication Services 9.3 Utilities 5.1 Consumer Discretionary 3.0 Health Care 1.9 Materials 1.9 Consumer Staples 1.4 Energy 0.4 Common Stocks 100.1 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 94.3 Taiwan 4.7 Canada 0.5 Netherlands 0.4 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 4.7 Canada - 0.5 Netherlands - 0.4 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Alphabet Inc Class A 6.7 Micron Technology Inc 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.7 Apollo Global Management Inc 4.3 Vistra Corp 4.1 Arthur J Gallagher & Co 4.1 Comfort Systems USA Inc 4.0 Vertiv Holdings Co Class A 3.7 Parker-Hannifin Corp 3.6 47.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class A
Trading Symbol	FBCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.01%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). The second-largest relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was one of our biggest holdings. Our stake in Micron Technology (+626%) also contributed. This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our investment in Advanced Micro Devices. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,100 $13,547 Russell 1000® Growth Index $10,000 $11,753 $12,697 Russell 1000® Index $10,000 $11,166 $13,281 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 15.03% 18.25% Class A (without 5.75% sales charge) 22.04% 22.18% Russell 1000® Growth Index 8.03% 14.09% Russell 1000® Index 18.94% 16.96% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415
Holdings Count | shares	390	390	390	390	390	390	390	390
Advisory Fees Paid, Amount	$ 632,037,523
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$98,657,882,415
Number of Holdings	390
Total Advisory Fee	$632,037,523
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.6 Communication Services 15.9 Consumer Discretionary 13.6 Health Care 5.9 Industrials 5.4 Financials 2.4 Consumer Staples 1.0 Real Estate 0.6 Materials 0.3 Energy 0.2 Utilities 0.0 Common Stocks 98.0 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Canada 1.3 Taiwan 1.2 Korea (South) 0.4 Netherlands 0.4 India 0.3 Japan 0.3 Finland 0.2 United Kingdom 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 1.3 Taiwan - 1.2 Korea (South) - 0.4 Netherlands - 0.4 India - 0.3 Japan - 0.3 Finland - 0.2 United Kingdom - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.7 Apple Inc 9.3 Alphabet Inc Class A 9.3 Amazon.com Inc 5.9 Microsoft Corp 5.1 Broadcom Inc 4.4 Space Exploration Technologies Corp 2.8 Eli Lilly & Co 2.8 Meta Platforms Inc Class A 2.4 Micron Technology Inc 2.0 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class M
Trading Symbol	FBCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 140	1.26%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). The second-largest relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was one of our biggest holdings. Our stake in Micron Technology (+626%) also contributed. This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our investment in Advanced Micro Devices. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,342 $13,808 Russell 1000® Growth Index $10,000 $11,753 $12,697 Russell 1000® Index $10,000 $11,166 $13,281 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 17.48% 19.50% Class M (without 3.50% sales charge) 21.74% 21.88% Russell 1000® Growth Index 8.03% 14.09% Russell 1000® Index 18.94% 16.96% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415
Holdings Count | shares	390	390	390	390	390	390	390	390
Advisory Fees Paid, Amount	$ 632,037,523
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$98,657,882,415
Number of Holdings	390
Total Advisory Fee	$632,037,523
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.6 Communication Services 15.9 Consumer Discretionary 13.6 Health Care 5.9 Industrials 5.4 Financials 2.4 Consumer Staples 1.0 Real Estate 0.6 Materials 0.3 Energy 0.2 Utilities 0.0 Common Stocks 98.0 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Canada 1.3 Taiwan 1.2 Korea (South) 0.4 Netherlands 0.4 India 0.3 Japan 0.3 Finland 0.2 United Kingdom 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 1.3 Taiwan - 1.2 Korea (South) - 0.4 Netherlands - 0.4 India - 0.3 Japan - 0.3 Finland - 0.2 United Kingdom - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.7 Apple Inc 9.3 Alphabet Inc Class A 9.3 Amazon.com Inc 5.9 Microsoft Corp 5.1 Broadcom Inc 4.4 Space Exploration Technologies Corp 2.8 Eli Lilly & Co 2.8 Meta Platforms Inc Class A 2.4 Micron Technology Inc 2.0 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class C
Trading Symbol	FBCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.76%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). The second-largest relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was one of our biggest holdings. Our stake in Micron Technology (+626%) also contributed. This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our investment in Advanced Micro Devices. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $11,705 $14,179 Russell 1000® Growth Index $10,000 $11,753 $12,697 Russell 1000® Index $10,000 $11,166 $13,281 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 20.14% 21.27% Class C 21.14% 21.27% Russell 1000® Growth Index 8.03% 14.09% Russell 1000® Index 18.94% 16.96% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415
Holdings Count | shares	390	390	390	390	390	390	390	390
Advisory Fees Paid, Amount	$ 632,037,523
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$98,657,882,415
Number of Holdings	390
Total Advisory Fee	$632,037,523
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.6 Communication Services 15.9 Consumer Discretionary 13.6 Health Care 5.9 Industrials 5.4 Financials 2.4 Consumer Staples 1.0 Real Estate 0.6 Materials 0.3 Energy 0.2 Utilities 0.0 Common Stocks 98.0 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Canada 1.3 Taiwan 1.2 Korea (South) 0.4 Netherlands 0.4 India 0.3 Japan 0.3 Finland 0.2 United Kingdom 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 1.3 Taiwan - 1.2 Korea (South) - 0.4 Netherlands - 0.4 India - 0.3 Japan - 0.3 Finland - 0.2 United Kingdom - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.7 Apple Inc 9.3 Alphabet Inc Class A 9.3 Amazon.com Inc 5.9 Microsoft Corp 5.1 Broadcom Inc 4.4 Space Exploration Technologies Corp 2.8 Eli Lilly & Co 2.8 Meta Platforms Inc Class A 2.4 Micron Technology Inc 2.0 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class I
Trading Symbol	FBCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). The second-largest relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was one of our biggest holdings. Our stake in Micron Technology (+626%) also contributed. This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our investment in Advanced Micro Devices. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $11,801 $14,439 Russell 1000® Growth Index $10,000 $11,753 $12,697 Russell 1000® Index $10,000 $11,166 $13,281 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 22.35% 22.49% Russell 1000® Growth Index 8.03% 14.09% Russell 1000® Index 18.94% 16.96% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415
Holdings Count | shares	390	390	390	390	390	390	390	390
Advisory Fees Paid, Amount	$ 632,037,523
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$98,657,882,415
Number of Holdings	390
Total Advisory Fee	$632,037,523
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.6 Communication Services 15.9 Consumer Discretionary 13.6 Health Care 5.9 Industrials 5.4 Financials 2.4 Consumer Staples 1.0 Real Estate 0.6 Materials 0.3 Energy 0.2 Utilities 0.0 Common Stocks 98.0 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Canada 1.3 Taiwan 1.2 Korea (South) 0.4 Netherlands 0.4 India 0.3 Japan 0.3 Finland 0.2 United Kingdom 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 1.3 Taiwan - 1.2 Korea (South) - 0.4 Netherlands - 0.4 India - 0.3 Japan - 0.3 Finland - 0.2 United Kingdom - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.7 Apple Inc 9.3 Alphabet Inc Class A 9.3 Amazon.com Inc 5.9 Microsoft Corp 5.1 Broadcom Inc 4.4 Space Exploration Technologies Corp 2.8 Eli Lilly & Co 2.8 Meta Platforms Inc Class A 2.4 Micron Technology Inc 2.0 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class Z
Trading Symbol	FBCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Marvell Technology (+137%). The second-largest relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was one of our biggest holdings. Our stake in Micron Technology (+626%) also contributed. This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in consumer discretionary. An underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The biggest individual relative detractor was an underweight in Lam Research (+211%). This was a position we established this period. The second-largest relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our investment in Advanced Micro Devices. Another notable relative detractor was our stake in Netflix (-38%). This period we decreased our stake in Netflix. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,812 $14,468 Russell 1000® Growth Index $10,000 $11,753 $12,697 Russell 1000® Index $10,000 $11,166 $13,281 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 22.48% 22.62% Russell 1000® Growth Index 8.03% 14.09% Russell 1000® Index 18.94% 16.96% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415	$ 98,657,882,415
Holdings Count | shares	390	390	390	390	390	390	390	390
Advisory Fees Paid, Amount	$ 632,037,523
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$98,657,882,415
Number of Holdings	390
Total Advisory Fee	$632,037,523
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.6 Communication Services 15.9 Consumer Discretionary 13.6 Health Care 5.9 Industrials 5.4 Financials 2.4 Consumer Staples 1.0 Real Estate 0.6 Materials 0.3 Energy 0.2 Utilities 0.0 Common Stocks 98.0 Preferred Stocks 1.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Canada 1.3 Taiwan 1.2 Korea (South) 0.4 Netherlands 0.4 India 0.3 Japan 0.3 Finland 0.2 United Kingdom 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 1.3 Taiwan - 1.2 Korea (South) - 0.4 Netherlands - 0.4 India - 0.3 Japan - 0.3 Finland - 0.2 United Kingdom - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.7 Apple Inc 9.3 Alphabet Inc Class A 9.3 Amazon.com Inc 5.9 Microsoft Corp 5.1 Broadcom Inc 4.4 Space Exploration Technologies Corp 2.8 Eli Lilly & Co 2.8 Meta Platforms Inc Class A 2.4 Micron Technology Inc 2.0 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor OTC Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class A
Trading Symbol	FOTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.07%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by information technology. Security selection in communication services also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was among our biggest holdings. The second-largest relative contributor was our stake in SK Hynix (+641%). The fund did not own SK Hynix at period end. An overweight in Alphabet (+86%) also helped. The stock was the fund's biggest holding at period end, counting both Class A and Class C shares.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Stock selection in utilities also hampered the fund's result. Also hurting our result were stock selection and an underweight in materials.
•The biggest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). A non-benchmark stake in Circle Internet Group returned about -58% and was the second-largest relative detractor. Our underweight stake in Advanced Micro Devices (+170%) also detracted. This period we increased our stake in Advanced Micro Devices.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,000 $14,820 Nasdaq Composite Index® $10,000 $11,678 $14,114 S&P 500® Index $10,000 $11,139 $13,318 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 26.99% 24.26% Class A (without 5.75% sales charge) 34.73% 28.39% Nasdaq Composite Index® 20.86% 20.96% S&P 500® Index 19.56% 17.14% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839
Holdings Count | shares	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 284,717,398
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$43,124,672,839
Number of Holdings	138
Total Advisory Fee	$284,717,398
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 52.8 Communication Services 21.6 Consumer Discretionary 10.4 Health Care 6.6 Industrials 2.1 Materials 1.4 Utilities 0.7 Financials 0.6 Consumer Staples 0.6 Real Estate 0.2 Energy 0.0 Common Stocks 96.1 Domestic Equity Funds 1.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Domestic Equity Funds - 1.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 93.1 Taiwan 2.8 Netherlands 1.3 Canada 0.8 Belgium 0.4 United Kingdom 0.4 Chile 0.3 Luxembourg 0.3 Korea (South) 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Taiwan - 2.8 Netherlands - 1.3 Canada - 0.8 Belgium - 0.4 United Kingdom - 0.4 Chile - 0.3 Luxembourg - 0.3 Korea (South) - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Apple Inc 11.6 Alphabet Inc Class A 9.2 Amazon.com Inc 8.2 Microsoft Corp 4.9 Alphabet Inc Class C 4.6 Space Exploration Technologies Corp 4.3 Broadcom Inc 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Meta Platforms Inc Class A 2.1 64.9
Fidelity Advisor OTC Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class M
Trading Symbol	FOTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 154	1.31%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by information technology. Security selection in communication services also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was among our biggest holdings. The second-largest relative contributor was our stake in SK Hynix (+641%). The fund did not own SK Hynix at period end. An overweight in Alphabet (+86%) also helped. The stock was the fund's biggest holding at period end, counting both Class A and Class C shares.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Stock selection in utilities also hampered the fund's result. Also hurting our result were stock selection and an underweight in materials.
•The biggest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). A non-benchmark stake in Circle Internet Group returned about -58% and was the second-largest relative detractor. Our underweight stake in Advanced Micro Devices (+170%) also detracted. This period we increased our stake in Advanced Micro Devices.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,240 $15,106 Nasdaq Composite Index® $10,000 $11,678 $14,114 S&P 500® Index $10,000 $11,139 $13,318 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 29.69% 25.58% Class M (without 3.50% sales charge) 34.40% 28.08% Nasdaq Composite Index® 20.86% 20.96% S&P 500® Index 19.56% 17.14% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839
Holdings Count | shares	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 284,717,398
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$43,124,672,839
Number of Holdings	138
Total Advisory Fee	$284,717,398
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 52.8 Communication Services 21.6 Consumer Discretionary 10.4 Health Care 6.6 Industrials 2.1 Materials 1.4 Utilities 0.7 Financials 0.6 Consumer Staples 0.6 Real Estate 0.2 Energy 0.0 Common Stocks 96.1 Domestic Equity Funds 1.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Domestic Equity Funds - 1.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 93.1 Taiwan 2.8 Netherlands 1.3 Canada 0.8 Belgium 0.4 United Kingdom 0.4 Chile 0.3 Luxembourg 0.3 Korea (South) 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Taiwan - 2.8 Netherlands - 1.3 Canada - 0.8 Belgium - 0.4 United Kingdom - 0.4 Chile - 0.3 Luxembourg - 0.3 Korea (South) - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Apple Inc 11.6 Alphabet Inc Class A 9.2 Amazon.com Inc 8.2 Microsoft Corp 4.9 Alphabet Inc Class C 4.6 Space Exploration Technologies Corp 4.3 Broadcom Inc 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Meta Platforms Inc Class A 2.1 64.9
Fidelity Advisor OTC Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class C
Trading Symbol	FOTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 212	1.81%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by information technology. Security selection in communication services also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was among our biggest holdings. The second-largest relative contributor was our stake in SK Hynix (+641%). The fund did not own SK Hynix at period end. An overweight in Alphabet (+86%) also helped. The stock was the fund's biggest holding at period end, counting both Class A and Class C shares.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Stock selection in utilities also hampered the fund's result. Also hurting our result were stock selection and an underweight in materials.
•The biggest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). A non-benchmark stake in Circle Internet Group returned about -58% and was the second-largest relative detractor. Our underweight stake in Advanced Micro Devices (+170%) also detracted. This period we increased our stake in Advanced Micro Devices.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $11,602 $15,512 Nasdaq Composite Index® $10,000 $11,678 $14,114 S&P 500® Index $10,000 $11,139 $13,318 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 32.70% 27.43% Class C 33.70% 27.43% Nasdaq Composite Index® 20.86% 20.96% S&P 500® Index 19.56% 17.14% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839
Holdings Count | shares	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 284,717,398
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$43,124,672,839
Number of Holdings	138
Total Advisory Fee	$284,717,398
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 52.8 Communication Services 21.6 Consumer Discretionary 10.4 Health Care 6.6 Industrials 2.1 Materials 1.4 Utilities 0.7 Financials 0.6 Consumer Staples 0.6 Real Estate 0.2 Energy 0.0 Common Stocks 96.1 Domestic Equity Funds 1.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Domestic Equity Funds - 1.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 93.1 Taiwan 2.8 Netherlands 1.3 Canada 0.8 Belgium 0.4 United Kingdom 0.4 Chile 0.3 Luxembourg 0.3 Korea (South) 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Taiwan - 2.8 Netherlands - 1.3 Canada - 0.8 Belgium - 0.4 United Kingdom - 0.4 Chile - 0.3 Luxembourg - 0.3 Korea (South) - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Apple Inc 11.6 Alphabet Inc Class A 9.2 Amazon.com Inc 8.2 Microsoft Corp 4.9 Alphabet Inc Class C 4.6 Space Exploration Technologies Corp 4.3 Broadcom Inc 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Meta Platforms Inc Class A 2.1 64.9
Fidelity Advisor OTC Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class I
Trading Symbol	FOTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 95	0.81%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by information technology. Security selection in communication services also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was among our biggest holdings. The second-largest relative contributor was our stake in SK Hynix (+641%). The fund did not own SK Hynix at period end. An overweight in Alphabet (+86%) also helped. The stock was the fund's biggest holding at period end, counting both Class A and Class C shares.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Stock selection in utilities also hampered the fund's result. Also hurting our result were stock selection and an underweight in materials.
•The biggest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). A non-benchmark stake in Circle Internet Group returned about -58% and was the second-largest relative detractor. Our underweight stake in Advanced Micro Devices (+170%) also detracted. This period we increased our stake in Advanced Micro Devices.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $11,694 $15,792 Nasdaq Composite Index® $10,000 $11,678 $14,114 S&P 500® Index $10,000 $11,139 $13,318 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 35.05% 28.70% Nasdaq Composite Index® 20.86% 20.96% S&P 500® Index 19.56% 17.14% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839
Holdings Count | shares	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 284,717,398
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$43,124,672,839
Number of Holdings	138
Total Advisory Fee	$284,717,398
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 52.8 Communication Services 21.6 Consumer Discretionary 10.4 Health Care 6.6 Industrials 2.1 Materials 1.4 Utilities 0.7 Financials 0.6 Consumer Staples 0.6 Real Estate 0.2 Energy 0.0 Common Stocks 96.1 Domestic Equity Funds 1.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Domestic Equity Funds - 1.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 93.1 Taiwan 2.8 Netherlands 1.3 Canada 0.8 Belgium 0.4 United Kingdom 0.4 Chile 0.3 Luxembourg 0.3 Korea (South) 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Taiwan - 2.8 Netherlands - 1.3 Canada - 0.8 Belgium - 0.4 United Kingdom - 0.4 Chile - 0.3 Luxembourg - 0.3 Korea (South) - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Apple Inc 11.6 Alphabet Inc Class A 9.2 Amazon.com Inc 8.2 Microsoft Corp 4.9 Alphabet Inc Class C 4.6 Space Exploration Technologies Corp 4.3 Broadcom Inc 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Meta Platforms Inc Class A 2.1 64.9
Fidelity Advisor OTC Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class Z
Trading Symbol	FOTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 83	0.71%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, led by information technology. Security selection in communication services also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer discretionary.
•The top individual relative contributor was an overweight in Space Exploration Technologies (+156%). The stock was among our biggest holdings. The second-largest relative contributor was our stake in SK Hynix (+641%). The fund did not own SK Hynix at period end. An overweight in Alphabet (+86%) also helped. The stock was the fund's biggest holding at period end, counting both Class A and Class C shares.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Stock selection in utilities also hampered the fund's result. Also hurting our result were stock selection and an underweight in materials.
•The biggest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). A non-benchmark stake in Circle Internet Group returned about -58% and was the second-largest relative detractor. Our underweight stake in Advanced Micro Devices (+170%) also detracted. This period we increased our stake in Advanced Micro Devices.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,705 $15,829 Nasdaq Composite Index® $10,000 $11,678 $14,114 S&P 500® Index $10,000 $11,139 $13,318 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 35.23% 28.86% Nasdaq Composite Index® 20.86% 20.96% S&P 500® Index 19.56% 17.14% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839	$ 43,124,672,839
Holdings Count | shares	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 284,717,398
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$43,124,672,839
Number of Holdings	138
Total Advisory Fee	$284,717,398
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 52.8 Communication Services 21.6 Consumer Discretionary 10.4 Health Care 6.6 Industrials 2.1 Materials 1.4 Utilities 0.7 Financials 0.6 Consumer Staples 0.6 Real Estate 0.2 Energy 0.0 Common Stocks 96.1 Domestic Equity Funds 1.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Domestic Equity Funds - 1.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 93.1 Taiwan 2.8 Netherlands 1.3 Canada 0.8 Belgium 0.4 United Kingdom 0.4 Chile 0.3 Luxembourg 0.3 Korea (South) 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Taiwan - 2.8 Netherlands - 1.3 Canada - 0.8 Belgium - 0.4 United Kingdom - 0.4 Chile - 0.3 Luxembourg - 0.3 Korea (South) - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Apple Inc 11.6 Alphabet Inc Class A 9.2 Amazon.com Inc 8.2 Microsoft Corp 4.9 Alphabet Inc Class C 4.6 Space Exploration Technologies Corp 4.3 Broadcom Inc 3.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Meta Platforms Inc Class A 2.1 64.9
Fidelity Advisor Growth & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class A
Trading Symbol	FGIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by an overweight in energy. An underweight in consumer discretionary also boosted the fund's relative performance. Also contributing to our result was security selection in financials.
•The top individual relative contributor was an underweight in Meta Platforms (-28%). This period we increased our investment in Meta Platforms. A second notable relative contributor was an overweight in GE Vernova (+49%). The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Exxon Mobil (+26%). The company was among the fund's largest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry. Security selection in consumer discretionary also hampered the fund's result. Also hurting our result was an overweight in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Alphabet (+86%). The company was one of the fund's biggest holdings. The second-largest relative detractor was an underweight in Apple (+49%). The stock was one of the fund's biggest holdings. Not owning Advanced Micro Devices, a benchmark component that gained 170%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 20, 2025 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,536 S&P 500® Index $10,000 $11,243 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 12.53% 18.31% Class A (without 5.75% sales charge) 19.39% 23.56% S&P 500® Index 19.56% 24.22% A From March 20, 2025 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314
Holdings Count | shares	178	178	178	178	178	178	178	178
Advisory Fees Paid, Amount	$ 70,460,958
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$14,896,496,314
Number of Holdings	178
Total Advisory Fee	$70,460,958
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.5 Financials 16.3 Health Care 12.4 Energy 7.9 Consumer Staples 7.3 Communication Services 6.0 Consumer Discretionary 4.2 Utilities 1.9 Real Estate 0.8 Materials 0.8 Common Stocks 95.2 Preferred Stocks 2.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 2.7 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.2 United Kingdom 2.6 Canada 1.9 Taiwan 1.2 Belgium 1.2 Netherlands 0.5 Italy 0.2 Korea (South) 0.1 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 2.6 Canada - 1.9 Taiwan - 1.2 Belgium - 1.2 Netherlands - 0.5 Italy - 0.2 Korea (South) - 0.1 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 6.1 NVIDIA Corp 4.9 Wells Fargo & Co 4.8 ExxonMobil Holdings Corp 3.9 GE Aerospace 3.9 Apple Inc 3.7 Bank of America Corp 2.9 GE Vernova Inc 2.7 Broadcom Inc 2.5 Boeing Co 2.4 37.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class M
Trading Symbol	FGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by an overweight in energy. An underweight in consumer discretionary also boosted the fund's relative performance. Also contributing to our result was security selection in financials.
•The top individual relative contributor was an underweight in Meta Platforms (-28%). This period we increased our investment in Meta Platforms. A second notable relative contributor was an overweight in GE Vernova (+49%). The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Exxon Mobil (+26%). The company was among the fund's largest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry. Security selection in consumer discretionary also hampered the fund's result. Also hurting our result was an overweight in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Alphabet (+86%). The company was one of the fund's biggest holdings. The second-largest relative detractor was an underweight in Apple (+49%). The stock was one of the fund's biggest holdings. Not owning Advanced Micro Devices, a benchmark component that gained 170%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 20, 2025 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,778 S&P 500® Index $10,000 $11,243 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 14.93% 20.08% Class M (without 3.50% sales charge) 19.10% 23.26% S&P 500® Index 19.56% 24.22% A From March 20, 2025 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314
Holdings Count | shares	178	178	178	178	178	178	178	178
Advisory Fees Paid, Amount	$ 70,460,958
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$14,896,496,314
Number of Holdings	178
Total Advisory Fee	$70,460,958
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.5 Financials 16.3 Health Care 12.4 Energy 7.9 Consumer Staples 7.3 Communication Services 6.0 Consumer Discretionary 4.2 Utilities 1.9 Real Estate 0.8 Materials 0.8 Common Stocks 95.2 Preferred Stocks 2.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 2.7 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.2 United Kingdom 2.6 Canada 1.9 Taiwan 1.2 Belgium 1.2 Netherlands 0.5 Italy 0.2 Korea (South) 0.1 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 2.6 Canada - 1.9 Taiwan - 1.2 Belgium - 1.2 Netherlands - 0.5 Italy - 0.2 Korea (South) - 0.1 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 6.1 NVIDIA Corp 4.9 Wells Fargo & Co 4.8 ExxonMobil Holdings Corp 3.9 GE Aerospace 3.9 Apple Inc 3.7 Bank of America Corp 2.9 GE Vernova Inc 2.7 Broadcom Inc 2.5 Boeing Co 2.4 37.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class C
Trading Symbol	FGIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 170	1.56%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by an overweight in energy. An underweight in consumer discretionary also boosted the fund's relative performance. Also contributing to our result was security selection in financials.
•The top individual relative contributor was an underweight in Meta Platforms (-28%). This period we increased our investment in Meta Platforms. A second notable relative contributor was an overweight in GE Vernova (+49%). The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Exxon Mobil (+26%). The company was among the fund's largest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry. Security selection in consumer discretionary also hampered the fund's result. Also hurting our result was an overweight in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Alphabet (+86%). The company was one of the fund's biggest holdings. The second-largest relative detractor was an underweight in Apple (+49%). The stock was one of the fund's biggest holdings. Not owning Advanced Micro Devices, a benchmark component that gained 170%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 20, 2025 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $11,148 S&P 500® Index $10,000 $11,243 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.51% 22.65% Class C 18.51% 22.65% S&P 500® Index 19.56% 24.22% A From March 20, 2025 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314
Holdings Count | shares	178	178	178	178	178	178	178	178
Advisory Fees Paid, Amount	$ 70,460,958
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$14,896,496,314
Number of Holdings	178
Total Advisory Fee	$70,460,958
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.5 Financials 16.3 Health Care 12.4 Energy 7.9 Consumer Staples 7.3 Communication Services 6.0 Consumer Discretionary 4.2 Utilities 1.9 Real Estate 0.8 Materials 0.8 Common Stocks 95.2 Preferred Stocks 2.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 2.7 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.2 United Kingdom 2.6 Canada 1.9 Taiwan 1.2 Belgium 1.2 Netherlands 0.5 Italy 0.2 Korea (South) 0.1 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 2.6 Canada - 1.9 Taiwan - 1.2 Belgium - 1.2 Netherlands - 0.5 Italy - 0.2 Korea (South) - 0.1 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 6.1 NVIDIA Corp 4.9 Wells Fargo & Co 4.8 ExxonMobil Holdings Corp 3.9 GE Aerospace 3.9 Apple Inc 3.7 Bank of America Corp 2.9 GE Vernova Inc 2.7 Broadcom Inc 2.5 Boeing Co 2.4 37.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class I
Trading Symbol	FGJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by an overweight in energy. An underweight in consumer discretionary also boosted the fund's relative performance. Also contributing to our result was security selection in financials.
•The top individual relative contributor was an underweight in Meta Platforms (-28%). This period we increased our investment in Meta Platforms. A second notable relative contributor was an overweight in GE Vernova (+49%). The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Exxon Mobil (+26%). The company was among the fund's largest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry. Security selection in consumer discretionary also hampered the fund's result. Also hurting our result was an overweight in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Alphabet (+86%). The company was one of the fund's biggest holdings. The second-largest relative detractor was an underweight in Apple (+49%). The stock was one of the fund's biggest holdings. Not owning Advanced Micro Devices, a benchmark component that gained 170%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 20, 2025 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $11,190 S&P 500® Index $10,000 $11,243 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 19.69% 23.88% S&P 500® Index 19.56% 24.22% A From March 20, 2025 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314
Holdings Count | shares	178	178	178	178	178	178	178	178
Advisory Fees Paid, Amount	$ 70,460,958
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$14,896,496,314
Number of Holdings	178
Total Advisory Fee	$70,460,958
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.5 Financials 16.3 Health Care 12.4 Energy 7.9 Consumer Staples 7.3 Communication Services 6.0 Consumer Discretionary 4.2 Utilities 1.9 Real Estate 0.8 Materials 0.8 Common Stocks 95.2 Preferred Stocks 2.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 2.7 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.2 United Kingdom 2.6 Canada 1.9 Taiwan 1.2 Belgium 1.2 Netherlands 0.5 Italy 0.2 Korea (South) 0.1 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 2.6 Canada - 1.9 Taiwan - 1.2 Belgium - 1.2 Netherlands - 0.5 Italy - 0.2 Korea (South) - 0.1 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 6.1 NVIDIA Corp 4.9 Wells Fargo & Co 4.8 ExxonMobil Holdings Corp 3.9 GE Aerospace 3.9 Apple Inc 3.7 Bank of America Corp 2.9 GE Vernova Inc 2.7 Broadcom Inc 2.5 Boeing Co 2.4 37.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class Z
Trading Symbol	FGJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by an overweight in energy. An underweight in consumer discretionary also boosted the fund's relative performance. Also contributing to our result was security selection in financials.
•The top individual relative contributor was an underweight in Meta Platforms (-28%). This period we increased our investment in Meta Platforms. A second notable relative contributor was an overweight in GE Vernova (+49%). The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Exxon Mobil (+26%). The company was among the fund's largest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry. Security selection in consumer discretionary also hampered the fund's result. Also hurting our result was an overweight in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Alphabet (+86%). The company was one of the fund's biggest holdings. The second-largest relative detractor was an underweight in Apple (+49%). The stock was one of the fund's biggest holdings. Not owning Advanced Micro Devices, a benchmark component that gained 170%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 20, 2025 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,192 S&P 500® Index $10,000 $11,243 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 19.84% 24.01% S&P 500® Index 19.56% 24.22% A From March 20, 2025 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314	$ 14,896,496,314
Holdings Count | shares	178	178	178	178	178	178	178	178
Advisory Fees Paid, Amount	$ 70,460,958
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$14,896,496,314
Number of Holdings	178
Total Advisory Fee	$70,460,958
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.5 Financials 16.3 Health Care 12.4 Energy 7.9 Consumer Staples 7.3 Communication Services 6.0 Consumer Discretionary 4.2 Utilities 1.9 Real Estate 0.8 Materials 0.8 Common Stocks 95.2 Preferred Stocks 2.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 2.7 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.2 United Kingdom 2.6 Canada 1.9 Taiwan 1.2 Belgium 1.2 Netherlands 0.5 Italy 0.2 Korea (South) 0.1 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 2.6 Canada - 1.9 Taiwan - 1.2 Belgium - 1.2 Netherlands - 0.5 Italy - 0.2 Korea (South) - 0.1 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 6.1 NVIDIA Corp 4.9 Wells Fargo & Co 4.8 ExxonMobil Holdings Corp 3.9 GE Aerospace 3.9 Apple Inc 3.7 Bank of America Corp 2.9 GE Vernova Inc 2.7 Broadcom Inc 2.5 Boeing Co 2.4 37.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class Z
Trading Symbol	FGDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Stock picks in health care also boosted the fund's relative performance. Also helping our relative result were stock picking and an overweight in energy.
•The top individual relative contributor was an overweight in Western Digital (+610%). The stock was among our largest holdings. A second notable relative contributor was an overweight in Seagate Technology Holdings (+452%). The company was one of our biggest holdings at period end. Another notable relative contributor was our non-benchmark stake in SK Hynix (+491%). This period we increased our investment in SK Hynix.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in the financials sector, primarily within the financial services industry. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was a large underweight in Apple (+49%). This period we increased our stake in Apple. The stock was among our biggest holdings at period end. A second notable relative detractor was our non-benchmark stake in Blue Owl Capital (-43%). This period we increased our stake in Blue Owl Capital. Another notable relative detractor was our stake in Paycom Software (-42%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2025 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $13,033 Morningstar® US Dividend Growth Index℠ $10,000 $12,432 S&P 500® Index $10,000 $12,150 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718
Holdings Count | shares	131	131	131	131	131	131	131	131
Advisory Fees Paid, Amount	$ 72,108,625
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,893,668,718
Number of Holdings	131
Total Advisory Fee	$72,108,625
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Industrials 12.8 Communication Services 9.6 Financials 9.1 Health Care 8.0 Energy 7.6 Consumer Discretionary 6.5 Consumer Staples 6.4 Real Estate 3.3 Materials 2.8 Utilities 0.4 Common Stocks 99.2 Other Investment Companies 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Other Investment Companies - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 89.3 Korea (South) 3.0 Taiwan 1.9 Canada 1.8 United Kingdom 1.8 Germany 0.9 Norway 0.4 Japan 0.4 Bermuda 0.3 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Korea (South) - 3.0 Taiwan - 1.9 Canada - 1.8 United Kingdom - 1.8 Germany - 0.9 Norway - 0.4 Japan - 0.4 Bermuda - 0.3 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Microsoft Corp 6.3 Alphabet Inc Class A 5.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Western Digital Corp 2.9 Broadcom Inc 2.6 Seagate Technology Holdings PLC 2.6 Boeing Co 2.4 Keurig Dr Pepper Inc 2.3 40.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Dividend Growth Fund merged into Fidelity® Dividend Growth Fund on August 8, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class A
Trading Symbol	FGDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 113	0.98%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Stock picks in health care also boosted the fund's relative performance. Also helping our relative result were stock picking and an overweight in energy.
•The top individual relative contributor was an overweight in Western Digital (+610%). The stock was among our largest holdings. A second notable relative contributor was an overweight in Seagate Technology Holdings (+452%). The company was one of our biggest holdings at period end. Another notable relative contributor was our non-benchmark stake in SK Hynix (+491%). This period we increased our investment in SK Hynix.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in the financials sector, primarily within the financial services industry. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was a large underweight in Apple (+49%). This period we increased our stake in Apple. The stock was among our biggest holdings at period end. A second notable relative detractor was our non-benchmark stake in Blue Owl Capital (-43%). This period we increased our stake in Blue Owl Capital. Another notable relative detractor was our stake in Paycom Software (-42%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2025 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $12,241 Morningstar® US Dividend Growth Index℠ $10,000 $12,432 S&P 500® Index $10,000 $12,150 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718
Holdings Count | shares	131	131	131	131	131	131	131	131
Advisory Fees Paid, Amount	$ 72,108,625
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,893,668,718
Number of Holdings	131
Total Advisory Fee	$72,108,625
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Industrials 12.8 Communication Services 9.6 Financials 9.1 Health Care 8.0 Energy 7.6 Consumer Discretionary 6.5 Consumer Staples 6.4 Real Estate 3.3 Materials 2.8 Utilities 0.4 Common Stocks 99.2 Other Investment Companies 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Other Investment Companies - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 89.3 Korea (South) 3.0 Taiwan 1.9 Canada 1.8 United Kingdom 1.8 Germany 0.9 Norway 0.4 Japan 0.4 Bermuda 0.3 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Korea (South) - 3.0 Taiwan - 1.9 Canada - 1.8 United Kingdom - 1.8 Germany - 0.9 Norway - 0.4 Japan - 0.4 Bermuda - 0.3 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Microsoft Corp 6.3 Alphabet Inc Class A 5.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Western Digital Corp 2.9 Broadcom Inc 2.6 Seagate Technology Holdings PLC 2.6 Boeing Co 2.4 Keurig Dr Pepper Inc 2.3 40.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Dividend Growth Fund merged into Fidelity® Dividend Growth Fund on August 8, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class M
Trading Symbol	FGDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 140	1.22%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Stock picks in health care also boosted the fund's relative performance. Also helping our relative result were stock picking and an overweight in energy.
•The top individual relative contributor was an overweight in Western Digital (+610%). The stock was among our largest holdings. A second notable relative contributor was an overweight in Seagate Technology Holdings (+452%). The company was one of our biggest holdings at period end. Another notable relative contributor was our non-benchmark stake in SK Hynix (+491%). This period we increased our investment in SK Hynix.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in the financials sector, primarily within the financial services industry. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was a large underweight in Apple (+49%). This period we increased our stake in Apple. The stock was among our biggest holdings at period end. A second notable relative detractor was our non-benchmark stake in Blue Owl Capital (-43%). This period we increased our stake in Blue Owl Capital. Another notable relative detractor was our stake in Paycom Software (-42%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2025 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $12,498 Morningstar® US Dividend Growth Index℠ $10,000 $12,432 S&P 500® Index $10,000 $12,150 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718
Holdings Count | shares	131	131	131	131	131	131	131	131
Advisory Fees Paid, Amount	$ 72,108,625
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,893,668,718
Number of Holdings	131
Total Advisory Fee	$72,108,625
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Industrials 12.8 Communication Services 9.6 Financials 9.1 Health Care 8.0 Energy 7.6 Consumer Discretionary 6.5 Consumer Staples 6.4 Real Estate 3.3 Materials 2.8 Utilities 0.4 Common Stocks 99.2 Other Investment Companies 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Other Investment Companies - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 89.3 Korea (South) 3.0 Taiwan 1.9 Canada 1.8 United Kingdom 1.8 Germany 0.9 Norway 0.4 Japan 0.4 Bermuda 0.3 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Korea (South) - 3.0 Taiwan - 1.9 Canada - 1.8 United Kingdom - 1.8 Germany - 0.9 Norway - 0.4 Japan - 0.4 Bermuda - 0.3 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Microsoft Corp 6.3 Alphabet Inc Class A 5.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Western Digital Corp 2.9 Broadcom Inc 2.6 Seagate Technology Holdings PLC 2.6 Boeing Co 2.4 Keurig Dr Pepper Inc 2.3 40.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Dividend Growth Fund merged into Fidelity® Dividend Growth Fund on August 8, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class C
Trading Symbol	FGDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.73%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Stock picks in health care also boosted the fund's relative performance. Also helping our relative result were stock picking and an overweight in energy.
•The top individual relative contributor was an overweight in Western Digital (+610%). The stock was among our largest holdings. A second notable relative contributor was an overweight in Seagate Technology Holdings (+452%). The company was one of our biggest holdings at period end. Another notable relative contributor was our non-benchmark stake in SK Hynix (+491%). This period we increased our investment in SK Hynix.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in the financials sector, primarily within the financial services industry. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was a large underweight in Apple (+49%). This period we increased our stake in Apple. The stock was among our biggest holdings at period end. A second notable relative detractor was our non-benchmark stake in Blue Owl Capital (-43%). This period we increased our stake in Blue Owl Capital. Another notable relative detractor was our stake in Paycom Software (-42%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2025 through July 31, 2026. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $12,788 Morningstar® US Dividend Growth Index℠ $10,000 $12,432 S&P 500® Index $10,000 $12,150 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718
Holdings Count | shares	131	131	131	131	131	131	131	131
Advisory Fees Paid, Amount	$ 72,108,625
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,893,668,718
Number of Holdings	131
Total Advisory Fee	$72,108,625
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Industrials 12.8 Communication Services 9.6 Financials 9.1 Health Care 8.0 Energy 7.6 Consumer Discretionary 6.5 Consumer Staples 6.4 Real Estate 3.3 Materials 2.8 Utilities 0.4 Common Stocks 99.2 Other Investment Companies 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Other Investment Companies - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 89.3 Korea (South) 3.0 Taiwan 1.9 Canada 1.8 United Kingdom 1.8 Germany 0.9 Norway 0.4 Japan 0.4 Bermuda 0.3 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Korea (South) - 3.0 Taiwan - 1.9 Canada - 1.8 United Kingdom - 1.8 Germany - 0.9 Norway - 0.4 Japan - 0.4 Bermuda - 0.3 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Microsoft Corp 6.3 Alphabet Inc Class A 5.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Western Digital Corp 2.9 Broadcom Inc 2.6 Seagate Technology Holdings PLC 2.6 Boeing Co 2.4 Keurig Dr Pepper Inc 2.3 40.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Dividend Growth Fund merged into Fidelity® Dividend Growth Fund on August 8, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Dividend Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class I
Trading Symbol	FGDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Stock picks in health care also boosted the fund's relative performance. Also helping our relative result were stock picking and an overweight in energy.
•The top individual relative contributor was an overweight in Western Digital (+610%). The stock was among our largest holdings. A second notable relative contributor was an overweight in Seagate Technology Holdings (+452%). The company was one of our biggest holdings at period end. Another notable relative contributor was our non-benchmark stake in SK Hynix (+491%). This period we increased our investment in SK Hynix.
•In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in the financials sector, primarily within the financial services industry. Also hurting our result was an underweight in information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was a large underweight in Apple (+49%). This period we increased our stake in Apple. The stock was among our biggest holdings at period end. A second notable relative detractor was our non-benchmark stake in Blue Owl Capital (-43%). This period we increased our stake in Blue Owl Capital. Another notable relative detractor was our stake in Paycom Software (-42%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the health care and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2025 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $13,017 Morningstar® US Dividend Growth Index℠ $10,000 $12,432 S&P 500® Index $10,000 $12,150 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718	$ 11,893,668,718
Holdings Count | shares	131	131	131	131	131	131	131	131
Advisory Fees Paid, Amount	$ 72,108,625
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$11,893,668,718
Number of Holdings	131
Total Advisory Fee	$72,108,625
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Industrials 12.8 Communication Services 9.6 Financials 9.1 Health Care 8.0 Energy 7.6 Consumer Discretionary 6.5 Consumer Staples 6.4 Real Estate 3.3 Materials 2.8 Utilities 0.4 Common Stocks 99.2 Other Investment Companies 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Other Investment Companies - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 89.3 Korea (South) 3.0 Taiwan 1.9 Canada 1.8 United Kingdom 1.8 Germany 0.9 Norway 0.4 Japan 0.4 Bermuda 0.3 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Korea (South) - 3.0 Taiwan - 1.9 Canada - 1.8 United Kingdom - 1.8 Germany - 0.9 Norway - 0.4 Japan - 0.4 Bermuda - 0.3 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Microsoft Corp 6.3 Alphabet Inc Class A 5.8 Meta Platforms Inc Class A 3.2 Apple Inc 2.9 Western Digital Corp 2.9 Broadcom Inc 2.6 Seagate Technology Holdings PLC 2.6 Boeing Co 2.4 Keurig Dr Pepper Inc 2.3 40.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Dividend Growth Fund merged into Fidelity® Dividend Growth Fund on August 8, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class A
Trading Symbol	FFVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AA	$ 79	0.78%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by financials. Stock picks in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+84%). The stock was the fund's largest holding this period. A second notable relative contributor was an overweight in Western Digital (+199%). This was a position we established this period. Our stake in Micron Technology (+494%) also helped. The stock was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an overweight in consumer discretionary. Stock selection in information technology also hampered the fund's result. Also detracting from our result was an underweight in health care.
•The biggest individual relative detractor was an overweight in Keurig Dr Pepper (-2%). The stock was one of our biggest holdings this period. A second notable relative detractor this period was avoiding Sandisk, a benchmark component that experienced an exponential rise. Our stake in Mosaic (-38%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $12,181 Russell 1000® Value Index $10,000 $12,571 Russell 1000® Index $10,000 $11,410 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931
Holdings Count | shares	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 2,632,078
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$714,426,931
Number of Holdings	90
Total Advisory Fee	$2,632,078
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 16.4 Health Care 13.0 Consumer Discretionary 12.9 Industrials 11.1 Consumer Staples 6.7 Energy 6.0 Communication Services 4.6 Materials 4.4 Real Estate 3.3 Utilities 3.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.0 United Kingdom 3.2 Taiwan 1.4 Canada 0.9 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.2 Taiwan - 1.4 Canada - 0.9 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 8.1 Apple Inc 5.3 Microsoft Corp 4.4 Wells Fargo & Co 3.1 ExxonMobil Holdings Corp 2.9 UnitedHealth Group Inc 2.1 US Bancorp 2.0 Cisco Systems Inc 2.0 Meta Platforms Inc Class A 2.0 Citigroup Inc 1.8 33.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Value Leaders Fund merged into Fidelity® Blue Chip Value Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class M
Trading Symbol	FFVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class MA	$ 104	1.02%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by financials. Stock picks in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+84%). The stock was the fund's largest holding this period. A second notable relative contributor was an overweight in Western Digital (+199%). This was a position we established this period. Our stake in Micron Technology (+494%) also helped. The stock was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an overweight in consumer discretionary. Stock selection in information technology also hampered the fund's result. Also detracting from our result was an underweight in health care.
•The biggest individual relative detractor was an overweight in Keurig Dr Pepper (-2%). The stock was one of our biggest holdings this period. A second notable relative detractor this period was avoiding Sandisk, a benchmark component that experienced an exponential rise. Our stake in Mosaic (-38%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $12,443 Russell 1000® Value Index $10,000 $12,571 Russell 1000® Index $10,000 $11,410 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931
Holdings Count | shares	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 2,632,078
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$714,426,931
Number of Holdings	90
Total Advisory Fee	$2,632,078
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 16.4 Health Care 13.0 Consumer Discretionary 12.9 Industrials 11.1 Consumer Staples 6.7 Energy 6.0 Communication Services 4.6 Materials 4.4 Real Estate 3.3 Utilities 3.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.0 United Kingdom 3.2 Taiwan 1.4 Canada 0.9 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.2 Taiwan - 1.4 Canada - 0.9 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 8.1 Apple Inc 5.3 Microsoft Corp 4.4 Wells Fargo & Co 3.1 ExxonMobil Holdings Corp 2.9 UnitedHealth Group Inc 2.1 US Bancorp 2.0 Cisco Systems Inc 2.0 Meta Platforms Inc Class A 2.0 Citigroup Inc 1.8 33.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Value Leaders Fund merged into Fidelity® Blue Chip Value Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class C
Trading Symbol	FFVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CA	$ 155	1.53%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by financials. Stock picks in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+84%). The stock was the fund's largest holding this period. A second notable relative contributor was an overweight in Western Digital (+199%). This was a position we established this period. Our stake in Micron Technology (+494%) also helped. The stock was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an overweight in consumer discretionary. Stock selection in information technology also hampered the fund's result. Also detracting from our result was an underweight in health care.
•The biggest individual relative detractor was an overweight in Keurig Dr Pepper (-2%). The stock was one of our biggest holdings this period. A second notable relative detractor this period was avoiding Sandisk, a benchmark component that experienced an exponential rise. Our stake in Mosaic (-38%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $12,740 Russell 1000® Value Index $10,000 $12,571 Russell 1000® Index $10,000 $11,410 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931
Holdings Count | shares	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 2,632,078
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$714,426,931
Number of Holdings	90
Total Advisory Fee	$2,632,078
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 16.4 Health Care 13.0 Consumer Discretionary 12.9 Industrials 11.1 Consumer Staples 6.7 Energy 6.0 Communication Services 4.6 Materials 4.4 Real Estate 3.3 Utilities 3.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.0 United Kingdom 3.2 Taiwan 1.4 Canada 0.9 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.2 Taiwan - 1.4 Canada - 0.9 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 8.1 Apple Inc 5.3 Microsoft Corp 4.4 Wells Fargo & Co 3.1 ExxonMobil Holdings Corp 2.9 UnitedHealth Group Inc 2.1 US Bancorp 2.0 Cisco Systems Inc 2.0 Meta Platforms Inc Class A 2.0 Citigroup Inc 1.8 33.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Value Leaders Fund merged into Fidelity® Blue Chip Value Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class I
Trading Symbol	FFVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$ 49	0.48%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by financials. Stock picks in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+84%). The stock was the fund's largest holding this period. A second notable relative contributor was an overweight in Western Digital (+199%). This was a position we established this period. Our stake in Micron Technology (+494%) also helped. The stock was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an overweight in consumer discretionary. Stock selection in information technology also hampered the fund's result. Also detracting from our result was an underweight in health care.
•The biggest individual relative detractor was an overweight in Keurig Dr Pepper (-2%). The stock was one of our biggest holdings this period. A second notable relative detractor this period was avoiding Sandisk, a benchmark component that experienced an exponential rise. Our stake in Mosaic (-38%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $12,958 Russell 1000® Value Index $10,000 $12,571 Russell 1000® Index $10,000 $11,410 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931
Holdings Count | shares	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 2,632,078
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$714,426,931
Number of Holdings	90
Total Advisory Fee	$2,632,078
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 16.4 Health Care 13.0 Consumer Discretionary 12.9 Industrials 11.1 Consumer Staples 6.7 Energy 6.0 Communication Services 4.6 Materials 4.4 Real Estate 3.3 Utilities 3.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.0 United Kingdom 3.2 Taiwan 1.4 Canada 0.9 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.2 Taiwan - 1.4 Canada - 0.9 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 8.1 Apple Inc 5.3 Microsoft Corp 4.4 Wells Fargo & Co 3.1 ExxonMobil Holdings Corp 2.9 UnitedHealth Group Inc 2.1 US Bancorp 2.0 Cisco Systems Inc 2.0 Meta Platforms Inc Class A 2.0 Citigroup Inc 1.8 33.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Value Leaders Fund merged into Fidelity® Blue Chip Value Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class Z
Trading Symbol	FFVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ZA	$ 41	0.40%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by financials. Stock picks in communication services and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+84%). The stock was the fund's largest holding this period. A second notable relative contributor was an overweight in Western Digital (+199%). This was a position we established this period. Our stake in Micron Technology (+494%) also helped. The stock was not held at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an overweight in consumer discretionary. Stock selection in information technology also hampered the fund's result. Also detracting from our result was an underweight in health care.
•The biggest individual relative detractor was an overweight in Keurig Dr Pepper (-2%). The stock was one of our biggest holdings this period. A second notable relative detractor this period was avoiding Sandisk, a benchmark component that experienced an exponential rise. Our stake in Mosaic (-38%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the information technology and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $12,968 Russell 1000® Value Index $10,000 $12,571 Russell 1000® Index $10,000 $11,410 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931	$ 714,426,931
Holdings Count | shares	90	90	90	90	90	90	90	90
Advisory Fees Paid, Amount	$ 2,632,078
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$714,426,931
Number of Holdings	90
Total Advisory Fee	$2,632,078
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 16.4 Health Care 13.0 Consumer Discretionary 12.9 Industrials 11.1 Consumer Staples 6.7 Energy 6.0 Communication Services 4.6 Materials 4.4 Real Estate 3.3 Utilities 3.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.0 United Kingdom 3.2 Taiwan 1.4 Canada 0.9 Germany 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.2 Taiwan - 1.4 Canada - 0.9 Germany - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 8.1 Apple Inc 5.3 Microsoft Corp 4.4 Wells Fargo & Co 3.1 ExxonMobil Holdings Corp 2.9 UnitedHealth Group Inc 2.1 US Bancorp 2.0 Cisco Systems Inc 2.0 Meta Platforms Inc Class A 2.0 Citigroup Inc 1.8 33.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Value Leaders Fund merged into Fidelity® Blue Chip Value Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Income Fund
Class Name	Fidelity® SAI Real Estate Income Fund
Trading Symbol	FHLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Real Estate Income Fund for the period April 21, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Income FundA	$ 16	0.55%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,164,878,501	$ 2,164,878,501	$ 2,164,878,501	$ 2,164,878,501	$ 2,164,878,501	$ 2,164,878,501	$ 2,164,878,501	$ 2,164,878,501
Holdings Count | shares	618	618	618	618	618	618	618	618
Advisory Fees Paid, Amount	$ 2,896,296
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,164,878,501
Number of Holdings	618
Total Advisory Fee	$2,896,296
Portfolio Turnover	6%

Holdings [Text Block]	AAA 1.7 AA 1.8 A 8.6 BBB 23.0 BB 10.9 B 3.1 CCC,CC,C 2.0 Not Rated 13.0 Equities 33.0 Short-Term Investments and Net Other Assets (Liabilities) 2.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 1.8 A - 8.6 BBB - 23.0 BB - 10.9 B - 3.1 CCC,CC,C - 2.0 Not Rated - 13.0 Equities - 33.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 Common Stocks 21.7 CMOs and Other Mortgage Related Securities 21.4 Preferred Stocks 11.3 Asset-Backed Securities 1.4 Bank Loan Obligations 0.7 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 Common Stocks - 21.7 CMOs and Other Mortgage Related Securities - 21.4 Preferred Stocks - 11.3 Asset-Backed Securities - 1.4 Bank Loan Obligations - 0.7 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 3.0 American Tower Corp 2.4 Simon Property Group LP 2.2 Prologis LP 2.0 American Tower Corp 2.0 American Homes 4 Rent LP 1.7 Welltower Inc 1.7 Equinix Inc 1.6 GLP Capital LP / GLP Financing II Inc 1.5 Prologis Inc 1.5 19.6
Fidelity Real Estate Income Fund - ETF Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity® Real Estate Income Fund ETF Class
Trading Symbol	FREI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period June 16, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF ClassA	$ 7	0.53%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.53%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2026. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Real estate investment trust common stocks fared best, nearly matching the broad equity market for the fiscal year. Real estate fixed-income categories produced a more-subdued gain.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among preferred stock, commercial mortgage-backed securities, bonds and common stock all helped relative performance. Asset allocation also contributed this period, especially an overweight in real estate common stocks and a large underweight in real estate preferred stocks.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Alexandria Real Estate Equity (-29%).
•In contrast, detractors included an overweight in CMBS, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an underweight in Welltower (+44%).
•Notable changes in positioning include increased exposure to investment-grade and high-yield real estate bonds, and reductions in real estate preferred stock, CMBS and cash.

Net Assets	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640	$ 4,400,238,640
Holdings Count | shares	594	594	594	594	594	594	594	594
Advisory Fees Paid, Amount	$ 32,645,898
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,400,238,640
Number of Holdings	594
Total Advisory Fee	$32,645,898
Portfolio Turnover	16%

Holdings [Text Block]	AAA 1.2 AA 1.7 A 8.2 BBB 22.3 BB 10.1 B 3.3 CCC,CC,C 1.9 Not Rated 12.5 Equities 31.9 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.2 AA - 1.7 A - 8.2 BBB - 22.3 BB - 10.1 B - 3.3 CCC,CC,C - 1.9 Not Rated - 12.5 Equities - 31.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 39.8 Common Stocks 21.0 CMOs and Other Mortgage Related Securities 18.9 Preferred Stocks 10.9 Asset-Backed Securities 1.5 Bank Loan Obligations 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 39.8 Common Stocks - 21.0 CMOs and Other Mortgage Related Securities - 18.9 Preferred Stocks - 10.9 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 United States 99.8 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.7 Simon Property Group LP 2.3 American Tower Corp 2.1 Prologis LP 2.1 American Homes 4 Rent LP 1.9 American Tower Corp 1.9 Welltower Inc 1.6 Equinix Inc 1.6 GLP Capital LP / GLP Financing II Inc 1.5 Prologis Inc 1.5 19.2